SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.      8         (File No. 33-45776)            [x]
                             ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 Amendment No.              9       (File No. 811-6560)                    [x]
                       ---------

                        (Check appropriate box or boxes)

                        IDS LIFE OF NEW YORK ACCOUNT SBS
                   (formerly IDS Life of New York Account SLB)
----------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
----------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany, New York                          12203
----------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)              (Zip Code)

Depositor's Telephone Number, including Area Code             (612) 671-4085
----------------------------------------------------------------------------

                Colin M. Lancaster, IDS Tower 10, Minneapolis, MN 55440-0010
----------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [x] on May 1, 1998 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A

Item No.      Section in Prospectus

1             Cover
2             Definitions
3  (a)        Annuity and Certificate Expense
   (b)        About the Annuity
4  (a)        Condensed Financial Information
   (b)        Performance Information
   (c)        Financial Statements
5  (a)        Who Issues the Annuity
   (b)        About the Annuity
   (c)        About the Variable Account, Portfolios and Funds
   (d)        Cover
   (e)        Voting rights
   (f)        NA
   (g)        NA
6  (a)        Certificate Charges and Charges Against the Variable Account
              Annuity and Certificate Expenses
   (b)        Surrender Charge
   (c)        Calculation
   (d)        Surrendering Your Certificate
   (e)        Investment Goals and Policies of the Portfolio and Funds
   (f)        NA
7  (a)        Buying the Certificate
   (b)        About the Variable Account, Portfolios and the Funds;
              Transferring Your Money Between Accounts
   (c)        About the Variable Account, Portfolios and Funds; Subaccounts
              Available for Investment
   (d)        Cover
8  (a)        Payout Options
   (b)        Retirement Date
   (c)        Payout Options
   (d)        Payout Options
   (e)        Payout Options
   (f)        Changing Ownership
9  (a)        Payment in Case of Death
   (b)        Payment in Case of Death
10 (a)        Buying the Certificate
   (b)        Settlement Value of Your Certificate
   (c)        Additional Information About the Annuity and Certificate
   (d)        Who Issues the Annuity
11 (a)        Surrendering Your Certificate; Surrender Charges
   (b)        NA
   (c)        Receiving Payment When You Request a Surrender
   (d)        NA
   (e)        Ten Day Free Look
12 (a)        Taxes
   (b)        About the Variable Account, Portfolios and Funds
   (c)        Federal Tax Information
13            NA
14            Table of contents of the Statement of Additional Information

                                     PART B

Item No.      Section in Statement of Additional Information

15 (a)        Cover
   (b)        NA
16            Table of Contents
17 (a)        NA
   (b)        NA
   (c)        Who Issues the Annuity*
18 (a)        NA
   (b)        NA
   (c)        Independent Auditors
   (d)        NA
   (e)        NA
   (f)        NA
19 (a)        Distribution of the Certificates*
   (b)        Certificate charges*
20 (a)        Principal Underwriter
   (b)        Principal Underwriter
   (c)        NA
   (d)        NA
21 (a)        Performance Information
   (b)        Performance Information
22
23 (a)        Financial Statements
   (b)        Financial Statements

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

Symphony Annuity
Prospectus/May 1, 1998


This prospectus describes interests in a master group flexible premium deferred annuity (Annuity) and related certificates (Certificates) offered by IDS Life Insurance Company of New York (IDS Life of New York). Individuals eligible to participate in the Annuity include members of the general public. Participation in the Annuity will be accounted for separately by the issuance of a Certificate showing your interest in the Annuity. The Annuity is a deferred group annuity in which purchase payments are accumulated on a fixed and/or variable basis and which pays retirement benefits to the Certificate owner. The Annuity and related Certificates are available for qualified and nonqualified retirement plans.

IDS Life of New York Account SBS
Group Flexible Premium Deferred Combination Fixed and Variable Annuity

Sold by:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205
Telephone: 800-336-3646


This prospectus contains the information about the variable accounts that you should know before investing. Refer to "About the Variable Account, the Portfolios and the Funds" in this prospectus.

This prospectus is valid only when accompanied or preceded by the prospectuses of Greenwich Street Series Fund and the IDS Life Retirement Annuity Mutual Funds. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


IDS Life of New York is not a bank or financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

A Statement of Additional Information (SAI) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life of New York at the telephone number or address shown above.

The Table of Contents of the SAI appears on page __ of this prospectus.

Definitions

Some terms used in this prospectus:

Accumulation Unit -- A measure of the value of your investment in each of the subaccounts. Prior to the retirement date, these units are used to calculate the value of your Certificate.

Annuitant -- The person on whose life annuity payments depend. Calculation of annuity retirement payments depends on the annuitant's age.

Certificate Value -- The total value of your Certificate before any applicable surrender charge and any certificate charge have been deducted.

Certificate Year -- A period of 12 months, starting on the effective date of your Certificate and on each anniversary of the effective date.

Fixed Account -- An additional account into which you may choose to allocate purchase payments and which is included in your certificate value. Purchase payments allocated to the Fixed Account will earn interest at a rate guaranteed by IDS Life of New York which will change from time to time.

Owner (You, Your) -- The person or party owning the Certificate.

Payment Year -- Each certificate year in which you make a purchase payment and each succeeding year measured from the end of the certificate year during which you made such a payment. For example, if you make an initial purchase payment of $15,000 and then make a subsequent purchase payment of $10,000 during the fourth certificate year, the sixth certificate year will be the sixth payment year with respect to your initial purchase payment and the third payment year with respect to your subsequent purchase payment.

Portfolios and Funds -- The Money Market Portfolio, Intermediate High Grade Portfolio, Diversified Strategic Income Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Appreciation Portfolio, Total Return Portfolio, International Equity Portfolio and Emerging Growth Portfolio (collectively, the Portfolios), IDS Life Special Income Fund, IDS Life Capital Resource Fund, and IDS Life Managed Fund (collectively, the Funds). You may choose to allocate your purchase payments to one or more of the subaccounts investing in shares of one of these Portfolios or Funds, each of which is an open-end investment company or a series of an open-end investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Purchase Payments -- Payments made to IDS Life of New York for purchase of a Certificate.

Retirement Date -- The date on which retirement payments begin.

Surrender Charge -- A deferred sales charge that may be applied if you surrender your Certificate.

Surrender Value -- The total value of your Certificate after any applicable surrender charge and any certificate charge have been deducted.


Valuation Date -- Any normal business day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Variable Account -- IDS Life of New York Account SBS, a separate account of IDS Life of New York. Pursuant to the laws of the state of New York, assets attributable to the Variable Account are held by IDS Life of New York in one or more subaccounts. Each subaccount invests in a corresponding Portfolio or Fund. The New York Money Market subaccount invests in shares of the Money Market Portfolio; the New York Intermediate High Grade subaccount invests in shares of the Intermediate High Grade Portfolio; the New York Diversified Strategic Income subaccount invests in shares of the Diversified Strategic Income Portfolio; the New York Equity Income subaccount invests in shares of the Equity Income Portfolio; the New York Equity Index subaccount invests in shares of the Equity Index Portfolio; the New York Growth & Income subaccount invests in shares of the Growth & Income Portfolio; the New York Appreciation subaccount invests in shares of the Appreciation Portfolio; the New York Total Return subaccount invests in shares of the Total Return Portfolio; the New York International Equity subaccount invests in shares of the International Equity Portfolio; the New York Emerging Growth subaccount invests in shares of the Emerging Growth Portfolio; the New York Capital Resource subaccount invests in shares of the IDS Life Capital Resource Fund; the New York Special Income subaccount invests in shares of the IDS Life Special Income Fund; and the New York Managed subaccount invests in shares of the IDS Life Managed Fund.

Summary of Contents

About the Annuity

Purpose of the Annuity -- The Annuity allows you to invest in any or all of the thirteen subaccounts of the Variable Account as well as in the Fixed Account. Retirement payments are paid on a fixed basis (page ).

An Annuity or Certificate may be returned within 20 days after its delivery for a full refund of the purchase payment (page ).

Who Issues the Annuity -- IDS Life of New York, a subsidiary of IDS Life Insurance Company (IDS Life), issues the Annuity (page ).

About the Variable Account of the Portfolios and Funds

Subaccounts Available for Investment -- There are thirteen separate subaccounts of the Variable Account available for investment in addition to the Fixed Account (page ).

The Variable Account is registered as a single unit investment trust under
the 1940 Act (page   ).

Investment Goals and Policies of the Portfolios and Funds -- Each Portfolio and Fund has a different investment policy. The Money Market Portfolio invests in high-quality short-term money market instruments. The Intermediate High Grade Portfolio invests in high-quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers. The Diversified Strategic Income Portfolio invests primarily in three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. The Equity Income Portfolio invests primarily in dividend-paying common stocks, concentrating in securities of companies in the utility industry. The Equity Index Portfolio invests in the common stocks of the companies represented in Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Growth & Income Portfolio invests in dividend-paying equity securities meeting certain specified investment criteria. The Appreciation Portfolio invests primarily in equity securities. The Total Return Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks. The International Equity Portfolio invests at least 65 percent of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. The Emerging Growth Portfolio invests at least 65 percent of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, considered to be emerging growth companies. The IDS Life Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries. The IDS Life Special Income Fund invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds. The IDS Life Managed Fund invests primarily in U.S. common stocks listed on national securities exchanges, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments (page ).

Using the Annuity and Certificates

Buying the Certificate -- Applications are subject to acceptance at IDS Life of New York's home office in Albany (page ).

IRAs and Other Qualified Plans -- Certificates may be issued in connection with IRAs, Tax-sheltered Annuities (TSAs) under 403(b) plans, 401(k) plans and other qualified plans as well as in connection with nonqualified retirement plans (page ).

Purchase Payments -- You must make an initial lump sum purchase payment for the Certificate and you may make additional purchase payments. The initial purchase payment must be at least $5,000 for nonqualified Certificates and at least $500 for qualified Certificates. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Certificates and at least $50 for qualified Certificates. Additional purchase payments can be mailed directly to IDS Life of New York. The maximum total purchase payments for your Certificate is $1,000,000. IDS Life of New York reserves the right to increase this maximum amount on a uniform basis for all Certificate owners in a class (page ).


Your purchase payments also may be allocated to the Fixed Account and/or to the subaccount(s) you choose. For nonqualified Certificates, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum value does not apply to qualified Certificates (page ).


Transferring Your Money Between Accounts -- Until the retirement date, you can give us written or telephone instructions to redistribute your investment among the thirteen subaccounts of the Variable Account. There are some restrictions on transferring to or from the Fixed Account. Transfers must be for at least $500 or, if less, your entire balance in the subaccount unless you establish automated transfers of certificate values (page ).

You may establish automated transfers of certificate values between the subaccounts and/or the Fixed Account. The minimum automated transfer amount is $100. This service is subject to restrictions (page 16).

Certificate Charges and Charges Against the Variable Account -- IDS Life of New York charges your Certificate $30 per year for administrative services (page ).

IDS Life of New York charges the subaccounts of the Variable Account a daily asset charge at an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts for administrative and operating expenses related to the subaccounts (page ).

IDS Life of New York charges the subaccounts of the Variable Account a daily mortality and expense risk fee at an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts (page ).

A surrender charge applies if you make a full or partial surrender of your certificate value during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. There is no surrender charge after six payment years. In addition, there is no surrender charge when certificate values are applied to a retirement payment plan or for a death benefit. After the first certificate year, each year you may surrender up to 10 percent of your certificate value on your prior certificate anniversary without incurring a surrender charge. There also is no surrender charge after the first certificate year on certificate earnings, as defined herein (page ).

The above charges will not increase during the term of the Certificate. For some sales, certain administrative and surrender charges may be reduced or eliminated altogether (page ).

Surrendering Your Certificate -- You may surrender all or part of your Certificate's value at any time before the retirement date. You will pay income tax on the taxable part of your surrender and a 10 percent IRS penalty tax may apply. In addition, income tax withholding at the rate of 20 percent may be imposed on surrenders from Certificates purchased under certain qualified plans (page ).

The Internal Revenue Code of 1986, as amended (the Code) imposes restrictions on your right to receive a distribution from a TSA (page ).

You may establish systematic withdrawals of up to 10 percent of the certificate value at the beginning of the certificate year. Systematic withdrawals may be made in one of three ways (page ).

A partial surrender must be for at least $500. You cannot make a surrender that would reduce the value of your investment in a subaccount or in the Fixed Account to less than $500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn (page ).

IDS Life of New York may ask you to return the Certificate if you make a complete surrender (page ).

Payment usually will be mailed within seven days after IDS Life of New York receives your surrender request (page ).

Payment in Case of Death before Retirement Payments Begin -- Prior to the retirement date, if you or the annuitant die before the initial fifth certificate anniversary, the beneficiary will be paid the greater of: 1) the certificate value; or 2) the amount of purchase payments (minus any surrenders). On or after the initial fifth certificate anniversary, and each subsequent fifth certificate anniversary, the beneficiary will be paid the greater of: 1) the certificate value; or 2) a minimum guaranteed death benefit which equals: a) the death benefit calculated as of the previous fifth certificate anniversary; plus
b) any purchase payments made since the previous fifth certificate anniversary; minus c) any surrenders since the previous fifth certificate anniversary (page ).

In most cases, your spouse may keep the Certificate in force (page ).

Beneficiaries will receive payment in a single lump sum or may request that payments be made under one of the retirement payment plans IDS Life of New York offers (page ).

Settlement Value of Your Certificate -- The amount available on the retirement date to apply to a retirement payment plan equals the then current certificate value (page ).

IDS Life of New York calculates retirement payments due based on the certificate value on the retirement date. Payments are made on a fixed basis (page ).

Payout Options at Retirement -- At retirement, you may choose one of five payment plans or make other arrangements. If you do not choose one of the five payment plans, IDS Life of New York will make payments under Plan B with 120 monthly payments guaranteed (page ).

If you purchased your Certificate in connection with a qualified plan, the payment schedule must meet the requirements of that plan (page ).

If monthly payments would be less than $50, IDS Life of New York reserves the right to reduce the frequency of the retirement payments or to pay the certificate value in one lump sum payment (page ).

If you or the annuitant die after retirement payments begin, any amount payable will be as provided in the retirement payment plan in effect (page ).

Changing Ownership -- You may change ownership of your Certificate by filing a change of ownership form with IDS Life of New York. Certain restrictions apply concerning transfer of ownership of a qualified Certificate, and certain transfers of nonqualified Certificates may have adverse federal income tax consequences (page ).

Federal Tax Information -- According to current interpretations of federal income tax law, there is no federal income tax on any increase in the Certificate's value until payments are made. Consult your tax advisor (page ).

If you surrender your Certificate or if retirement payments begin, you will be taxed on the amount that exceeds your investment in the Certificate. Under certain circumstances, if you surrender all or part of your Certificate or if retirement payments begin before you reach age 59-1/2, a 10 percent IRS penalty tax may apply. In addition, 20 percent income tax withholding may be imposed on distributions from Certificates purchased to fund qualified plans including 401(k) plans and TSAs (but not IRAs) (page ).

Additional Information about the Annuity and Certificates

Accumulation Units -- When your purchase payments are allocated to a subaccount, they will be converted into accumulation units. The accumulation unit value increases or decreases with the performance of the relevant Portfolio (page ).


About the Portfolios and Funds -- As Certificate owner, you have voting rights in the Greenwich Street Series Fund and its Portfolios and in the Funds. IDS Life of New York may, in its discretion, substitute investments in shares of the Portfolios and Funds with shares of other registered investment companies under certain conditions (page ).

Information on the Fixed Account of the Annuity -- The Annuity also allows you to allocate purchase payments to a Fixed Account where they will earn interest at a rate guaranteed by IDS Life of New York, which will change from time to time. Subject to restrictions, you may transfer certificate values from the Fixed Account to the subaccounts and you may establish automated transfers of certificate values between the Fixed Account and the subaccounts. Automated transfers from the Fixed Account may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. This prospectus applies only to the variable features of the Annuity. Information about the Fixed Account is found on page .

Annuity and Certificate Expenses


The following information is presented to help you understand the various costs and expenses that you bear directly or indirectly as the owner of a Certificate. The information shows the expenses of the Variable Account as well as the expenses of the underlying Portfolios and Funds. For more information about charges, see page __.


Annual Certificate Charges
--------------------------- -------------------------- ------------------------

Surrender Charge                  Payment Year                Percentage

(Contingent Deferred                    1                           6%
Sales Charge as a                       2                           5
percentage of purchase                  3                           4
payments)                               4                           3
                                        5                           2
                                        6                           1
                                   7 and later                      0

Annual Certificate Administrative Charge    $30

Annual Variable Account Charges
Variable Account Administrative Charge
(as a percentage of daily net asset value).................................0.25%

Mortality and Expense Risk Fee
(as a percentage of daily net asset value).................................1.25%
Total Variable Account Annual Expenses.....................................1.50%

Annual Operating Expenses of the Portfolios and Funds
(as a percentage of average daily net assets)

                                Inter-     Diversified                                             Inter-
                       Money    mediate    Strategic Equity  Equity Growth                Total    national Emerging
                       Market   High Grade Income    Income  Index  & Income  AppreciationReturn   Equity   Growth
---------------------------------------------------------------------------------------------------------------------

Management fees          .50%     .60%       .65%      .65%    .21%   .64%      .75%        .75%    1.05%     .95%
Other Expenses           .70      .35        .13       .12     .55    .12       .05         .04      .26      .31
                       ==============================================================================================
Total Operating         1.20%     .95%       .78%      .77%    .76%   .77%      .80%        .79%    1.31%    1.26%
Expenses of
Portfolios #
                       ==============================================================================================

Example*
You would pay the following expenses on a $1,000 investment, assuming (1) 5-percent annual return and (2) surrender at the end of each time period:

1 year                  $ 88.12  $ 85.55    $ 83.81   $ 83.71  $83.61  83.71   $ 84.02     $ 83.91  $ 89.24  $ 83.73
3 years                  126.21   118.55     113.32    113.01  112.70 113.01    113.94      113.63   129.56   128.04
5 years                  166.87   154.17     145.46    144.94  144.43 144.94    146.48      145.97   172.41   169.90
10 years                 310.53   288.56     268.22    267.19  266.16 267.19    270.28      269.25   321.32   316.43


You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each period:

1 year                  $ 28.12  $ 25.55    $ 23.81   $ 23.71 $ 23.61 $ 23.71   $ 24.02     $ 23.91  $ 29.24  $ 28.73
3 years                   86.21    78.55      73.32     73.01   72.70   73.01     73.94       73.63    89.56    88.04
5 years                  146.87   134.17     125.46    124.94  124.43  124.94    126.48      125.97   152.41   149.90
10 years                 310.53   285.56     268.22    267.19  266.16  267.19    270.28      269.25   321.32   316.43

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the $30 annual certificate administrative charge is approximated as a .043 percent charge based on the average Certificate size.

#  Annualized operating expenses of underlying portfolios at Dec. 31, 1997.

                       IDS Life    IDS Life
                       Capital     Special    IDS Life
                       Resource    Income     Managed
---------------------------------------------------------
Management fees         0.60%       0.60%      0.59%
Other Expenses          0.07        0.07       0.05
                       ==================================
Total Operating         0.67%       0.67%      0.64%
Expenses of Funds #
                       ==================================


Example*

You would pay the following expenses on a $1,000 investment, assuming (1) 5-percent annual return and (2) surrender at the end of each time period:


1 year                   $ 82.68     $ 82.68    $ 82.38
3 years                   109.93      109.93     109.00
5 years                   139.78      139.78     138.23
10 years                  256.85      256.85     253.72


You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each time period.


1 year                   $ 22.68     $ 22.68    $ 22.38
3 years                    69.93       69.93      69.00
5 years                   119.78      119.78     118.23
10 years                  256.85      256.85     253.72


This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the$30 annual certificate administrative charge is approximated as a .043 percent charge based on the average Certificate size.

#  Annualized operating expenses of underlying
   Mutual Funds at Dec. 31, 1997.


Condensed Financial Information (Unaudited)

The following table gives per-unit information about the financial history of each subaccount.

Year ended Dec. 31,
                                         1997        1996        1995        1994        1993

Subaccount BMO (Investing in shares of Money Market Portfolio)*

Accumulation unit                       $1.10       $1.07       $1.03       $1.01       $1.00
value at beginning
of period

Accumulation unit value                 $1.13       $1.10       $1.07       $1.03       $1.01
at end of period

Number of accumulation                    460         343         395         539         450
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets

Simple yield                            3.05%       2.52%       2.75%       2.14%        .70%

Compound yield                          3.09%       2.55%       2.79%       2.16%        .70%


Subaccount BIH (Investing in shares of Intermediate High Grade Portfolio)*

Accumulation unit                       $1.14       $1.14       $0.98       $1.03       $1.00
value at beginning
of period

Accumulation unit value                 $1.22       $1.14       $1.14       $0.98       $1.03
at end of period

Number of accumulation                  1,684       1,324       1,390         734         733
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BDS (Investing in shares of Diversified Strategic Income Portfolio)*

Accumulation unit                       $1.28       $1.16       $1.02       $1.06       $1.00
value at beginning
of period

Accumulation unit value                 $1.36       $1.28       $1.16       $1.02       $1.06
at end of period

Number of accumulation                  1,841       2,397       2,704       2,866       2,055
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BEM (Investing in shares of Equity Income Portfolio)*

Accumulation unit                       $1.23       $1.18       $0.90       $1.02       $1.00
value at beginning
of period

Accumulation unit value                 $1.50       $1.23       $1.18       $0.90       $1.02
at end of period

Number of accumulation                  1,115       1,410       1,677       1,926       1,561
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BEX (Investing in shares of Equity Index Porfolio)*

Accumulation unit                       $1.64       $1.37       $1.02       $1.03       $1.00
value at beginning
of period

Accumulation unit value                 $2.14       $1.64       $1.37       $1.02       $1.03
at end of period

Number of accumulation                  1,247       1,208       1,249       1,274       1,128
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BGI (Investing in shares of Growth and Income Porfolio)*

Accumulation unit                       $1.52       $1.29       $1.00       $1.05       $1.00
value at beginning
of period

Accumulation unit value                 $1.84       $1.52       $1.29       $1.00       $1.05
at end of period

Number of accumulation                  1,709       1,764       1,819       1,820       1,335
units outstanding at end
of period (000 omitted)

Ration of operating                     1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BAP (Investing in shares of Appreciation Portfolio)*

Accumulation unit                       $1.51       $1.28       $1.01       $1.03       $1.00
value at beginning
of period

Accumulation unit value                 $1.88       $1.51       $1.28       $1.01       $1.03
at end of period

Number of accumulation                  3,082       3,249       3,536       3,267       2,093
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BTR (Investing in shares of Total Return Portfolio)**

Accumulation unit                       $1.66       $1.34       $1.09       $1.03       $1.00
value at beginning
of period

Accumulation unit value                 $1.91       $1.66       $1.34       $1.09       $1.03
at end of period

Number of accumulation                  1,430       1,396       1,401         975         211
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BIE (Investing in shares of International Equity Portofolio)**

Accumulation unit                       $1.16       $0.97       $0.91       $1.00       $1.00
value at beginning
of period

Accumulation unit value                 $1.12       $1.16       $0.97       $0.91       $1.00
at end of period

Number of accumulation                  1,227       1,430       1,467       1,872         315
units outstanding at end
of period (000 omitted)

Ration of operating                     1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BEG (Investing in shares of Emerging Growth Portfolio)**

Accumulation unit                       $1.55       $1.33       $0.95       $1.04       $1.00
value at beginning
of period

Accumulation unit value                 $1.85       $1.55       $1.33       $0.95       $1.04
at end of period

Number of accumulation                    582         635         727         706         148
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%       1.50%
expense to average
net assets


Subaccount BCR (Investing in shares of IDS Life Capital Resource Fund)***

Accumulation unit                       $1.20       $1.13       $1.01       $1.00         --
value at beginning
of period

Accumulation unit value                 $1.47       $1.20       $1.13       $1.01         --
at end of period

Number of accumulation                     13          13           0           0         --
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%         --
expense to average
net assets


Subaccount BSI (Investing in shares of IDS Life Special Income Fund)***

Accumulation unit                       $1.09       $1.12       $0.99       $1.00         --
value at beginning
of period

Accumulation unit value                 $1.12       $1.09       $1.12       $0.99         --
at end of period

Number of accumulation                     13           0           0           0         --
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%         --
expense to average
net assets


Subaccount BMG (Investing in shares of IDS Life Managed Fund)***

Accumulation unit                       $1.39       $1.21       $0.99       $1.00         --
value at beginning
of period

Accumulation unit value                 $1.64       $1.39       $1.21       $0.99         --
at end of period

Number of accumulation                      0          12           0           0         --
units outstanding at end
of period (000 omitted)

Ratio of operating                      1.50%       1.50%       1.50%       1.50%         --
expense to average
net assets


* Operations commenced on March 15, 1993.
** Operations commenced on Dec.2, 1993.
***Operations commenced on Nov. 28, 1994. BCR, BSI, and BMG had no activity in 1995. BSI had no activity in 1996.

Financial Statements

Complete financial statements of the Variable Account including audited individual and combined statements of net assets as of Dec. 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, are presented in the SAI dated May 1, 1998. The audited financial statements of IDS Life Insurance Company of New York including balance sheets as of Dec. 31, 1997, and 1996, and related statements of income, stockholder's equity and cash flows for each of the three years in the period ended Dec. 31, 1997 also are presented in the SAI.


Performance Information

Yield

Performance information for the subaccounts of the Variable Account, including the simple yield and effective yield for the New York Money Market subaccount, and yield and total return for the remaining subaccounts, may appear from time to time in advertisements or sales literature.

The simple yield of the New York Money Market subaccount is based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" by assuming that the seven-day yield would be received for 52 weeks and is stated in terms of an annual percentage return on the investment. The effective yield of the New York Money Market subaccount is calculated in a manner similar to that used to calculate simple yield. However, when annualized, the income earned by the investment is assumed to be reinvested.

The effective yield will be slightly higher than the simple yield due to the compounding effect of this assumed reinvestment.

Yield quotations for remaining subaccounts are based on all investment income per accumulation unit earned during a given 30-day period, less expenses accrued during the period (net investment income). Yield quotations are computed by dividing this net investment income by the value of an accumulation unit on the last day of the period.

Average Annual Total Return

Average annual total return quotations will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Certificate over a period of one, five and 10 years (or, if less, up to the life of the subaccount). The average annual total return quotations will reflect the deduction of all applicable charges including the administrative charge, the Variable Account administrative charge and the mortality and expense risk fee. Quotations will be made that reflect the deduction of the applicable surrender charge (assuming a surrender at the end of the illustrated period). Additional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender at the end of the illustrated period). A subaccount also may use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the subaccount for the specific period (again reflecting changes in a subaccount's accumulation unit value. The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense fee, variable account administrative charge and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total returns may be shown by means of schedules, charts or graphs.

Performance information reflects only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio of the Fund in which the subaccount invests, and the market conditions during the given time period and is not intended to indicate future performance. Advertised yields and total return figures for the subaccounts include all charges attributable to the Certificate which have the effect of decreasing the advertised performance of a subaccount. For this reason, performance information for a subaccount should not be compared to that for mutual funds that sell their shares directly to the public. See the SAI for a description of the methods used to determine yield and total return information for the subaccounts.

About the Annuity

Purpose of the Annuity

The goal of the Annuity is to allow you, the Certificate owner, to build up funds for retirement. You do this by investing in any one or more of thirteen subaccounts of the Variable Account or in the Fixed Account. Each subaccount invests only in shares of a single Portfolio or Fund. You can direct payments to go to anyone, but you will still be taxed on the income as owner. You can choose from a variety of retirement payment plans.

The Annuity is a variable annuity. A variable annuity differs from a fixed annuity in that during the accumulation period, the certificate value may vary from day to day. You assume the risk of gain or loss according to the performance of your investment. There is no guarantee that your Certificate's value at the retirement date will equal or exceed the total of your purchase payments. Read this prospectus carefully to decide if a variable annuity will help meet your retirement goals. You also must read the accompanying separate prospectuses describing the Portfolios and the Funds to help you decide on the best investments for your needs. Keep these prospectuses for future reference.

An Annuity or Certificate may be returned within 20 days after its delivery for a full refund of the purchase payment. Return it to your Smith Barney Financial Consultant or mail it to IDS Life of New York's home office at the address on the cover page of this prospectus. No fees or charges will be deducted.

Who Issues the Annuity

IDS Life Insurance Company of New York issues the Annuity. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which itself is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to American Express Financial Corporation) in travel related services, international banking services, financial services and portfolio management advice.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York. Its home office is at 20 Madison Avenue Extension, Albany, New York and its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York is licensed in New York and North Dakota and it conducts a conventional life insurance business in the State of New York.


Smith Barney Inc., a Delaware corporation, is the principal underwriter of the Variable Account. Its home office is 388 Greenwich Street, New York, New York 10013. Smith Barney Inc. is a wholly-owned subsidiary of Smith Barney (Holdings) and an indirect wholly-owned subsidiary of Travelers Group Inc. Travelers Group Inc. is a diversified financial services holding company principally engaged in the business of providing investment, including asset management, consumer finances and insurance services.


About the Variable Account, the Portfolios and the Funds

Subaccounts Available for Investment

You may choose to invest your purchase payments in any or all of thirteen subaccounts or in the Fixed Account. Each of the subaccounts invests only in a single Portfolio or Fund:

o The New York Money Market subaccount (BMO) invests in shares of the Money Market Portfolio;

o The New York Intermediate High Grade subaccount (BIH) invests in shares of the Intermediate High Grade Portfolio;

o The New York Diversified Strategic Income subaccount (BDS) invests in shares of the Diversified Strategic Income Portfolio;

o The New York Equity Income subaccount (BEM) invests in shares of the Equity Income Portfolio;

o The New York Equity Index subaccount (BEX) invests in shares of the Equity Index Portfolio;

o The New York Growth & Income subaccount (BGI) invests in shares of the Growth & Income Portfolio;

o The New York Appreciation subaccount (BAP) invests in shares of the Appreciation Portfolio;

o The New York Total Return subaccount (BTR) invests in shares of the Total Return Portfolio;

o The New York International Equity subaccount (BIE) invests in shares of the International Equity Portfolio; and

o The New York Emerging Growth subaccount (BEG) invests in the shares of the Emerging Growth Portfolio.

o The New York Capital Resource subaccount (BCR) invests in shares of the IDS Life Capital Resource Fund.

o The New York Special Income subaccount (BSI) invests in shares of the IDS Life Special Income Fund.

o The New York Managed subaccount (BMG) invests in shares of the IDS Life Managed Fund.

Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No subaccount will be charged with liabilities or expenses of any other subaccount or of IDS Life of New York's general business. All obligations arising under the certificates are general obligations of IDS Life of New York.

The Variable Account was established on October 8, 1991 under New York law. On Oct. 14, 1993 the name of the Variable Account was changed from IDS Life of New York Account SLB to IDS Life of New York Account SBS. The Variable Account is registered as a single unit investment trust under the 1940 Act. The Variable Account meets the definition of a separate account under the federal securities laws. This registration does not involve any supervision by the SEC of IDS Life of New York's management or investment practices and policies.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under section 817(h) of the Code. Each Portfolio and Fund intends to comply with those diversification requirements. See the accompanying prospectuses for further tax information regarding the Portfolios and Funds.

The U.S. Treasury and the IRS have been developing a revenue ruling concerning investment control. The ruling may address the number of subaccounts offered under an annuity and the number of exchanges among the subaccounts that would be allowed before an Annuity or Certificate owner would be considered to have investment control and thus would be currently taxed on the income earned on the underlying portfolio assets. This issue is still being studied by the IRS and the timing of further action is unknown. IDS Life of New York reserves the right to modify the Annuity and related Certificates, as necessary, to prevent the Annuity or Certificate owner from being currently taxed as the owner of the underlying assets of the Variable Account for federal income tax purposes.

IDS Life of New York intends to comply with all U.S. Treasury guidance to insure that the Annuity continues to qualify as an annuity for federal income tax purposes.

Investment Goals and Policies of the Portfolios and Funds

The investment goals of the Portfolios and Funds are as follows:

The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its goal, the Portfolio will invest in short-term money market instruments deemed to present minimal credit risks and considered to be "Eligible Securities" as defined by the SEC.

The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. In seeking to achieve its goal, the Portfolio will invest, under normal market conditions, substantially all, but not less than 65 percent, of its assets in U.S. government securities and in high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the two highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if not rated, bonds believed to be of comparable quality).


The Diversified Strategic Income Portfolio's goal is high current income. In seeking to achieve its goal, the Portfolio will allocate and reallocate its assets primarily among three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade (commonly known as junk bonds). See the section of the Greenwich Street Series Fund's prospectus entitled "Medium-, Lower- and Unrated Securities" for further information on these bonds.


The Equity Income Portfolio's primary goal is current income. Long-term capital appreciation is a secondary goal. In seeking to achieve its goals, the Portfolio will invest principally in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable, concentrating at least 25 percent of its assets in the utility industry.

The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500. Once the Portfolio reaches a sufficient asset size, it will seek to achieve its goal by owning all 500 stocks in the S&P 500 in proportion to their actual market capitalization weightings.

The Growth & Income Portfolio's goal is income and long-term capital growth. In seeking to achieve its goal, the Portfolio will invest in income-producing equity securities, including dividend-paying common stocks, securities that are convertible into common stocks and warrants meeting certain specified investment criteria.

The Appreciation Portfolio's goal is long-term appreciation of capital. In seeking to achieve its goal, the Portfolio will invest primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation.

The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. In seeking to achieve its goal, the Portfolio will primarily invest in a diversified portfolio of dividend-paying common stocks.

The International Equity Portfolio's goal is to provide a total return on its assets from growth of capital and income. In seeking to achieve its goal, under normal market conditions the Portfolio will invest at least 65 percent of its assets in a diversified portfolio of equity securities of established non-United States issuers.

The Emerging Growth Portfolio's goal is to provide capital appreciation. In seeking to achieve its goal, the Portfolio will invest at least 65 percent of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, in the early stages of their life cycle, that its investment adviser believes have the potential to become major enterprises.

The IDS Life Capital Resource Fund's goal is capital appreciation. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

The IDS Life Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. In seeking to achieve its goal, the Fund will invest primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

The IDS Life Managed Fund's goal is maximum total investment return. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments. The Fund invests in many different companies in a variety of industries.

There is no guarantee that the Portfolios and Funds will meet their investment goals. Whether they achieve their goals depends on a number of factors including their managements' ability to manage the risks of changing economic conditions.

The organizations that perform services for the Portfolios and Funds are listed below:

Name                                                   Service
Van Kampen American Capital Asset Management, Inc.     Investment Adviser to the Emerging Growth Portfolio

American Express Financial Corporation                 Investment Advisor to IDS Life Capital Resource,
                                                       IDS Life Special Income and IDS Life Managed Funds

IDS Life Insurance Company                             Investment Manager to IDS Life Capital Resource,
                                                       IDS Life Special Income and IDS Life Managed Funds

Smith Barney Global Capital Management, Inc.           Sub-Investment Adviser to the Diversified Strategic
                                                       Income Portfolio


Mutual Management Corp. (MMC)                          Investment Adviser to the Money Market Portfolio,
                                                       the Intermediate High Grade Portfolio, the
                                                       Diversified Strategic Income Portfolio, the Equity
                                                       Income Portfolio, the Growth & Income Portfolio,
                                                       the Appreciation Portfolio, the Total Return
                                                       Portfolio and the International Equity Portfolio
                                                       and Administrator to each Portfolio


Travelers Investment Management Company                Investment Adviser to the Equity Index Portfolio


Davis Skaggs Investment Management, a division of MMC  Investment Adviser to the Total Return Portfolio


PNC Bank, National Association                         Custodian to all Portfolios except International
                                                       Equity Portfolio and Diversified Strategic Income
                                                       Portfolio

The Chase Manhattan Bank                               Custodian to International Equity Portfolio and
                                                       Diversified Strategic Income Portfolio

American Express Trust Company                         Custodian to the Funds

Morgan Stanley Trust Company                           Subcustodian to the Funds

First Data Investor Services Group, Inc.               Transfer and Dividend paying Agent

Smith Barney Inc.                                      Distributor

Detailed information about each Portfolio and Fund, including the risks related to investing in them is in the separate prospectuses. For prospectuses, please refer to the accompanying prospectuses or contact your Smith Barney financial consultant or IDS Life Insurance Company of New York at 800-336-3646. You should read the Portfolio and Fund prospectuses and consider carefully, and on a continuing basis, which Portfolio or Fund, or combination of them is best suited to your long-term investment needs. There is no assurance that the investment objectives of the Portfolios and Funds will be attained nor is there any guarantee that the certificate value will equal or exceed the total purchase payments made. Some Portfolios and Funds may involve more risk than others -- please monitor your investments accordingly. There are deductions from, and fees and expenses paid out of, the assets of the Portfolios and Funds that are described in these prospectuses.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities and variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although IDS Life of New York and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policyowners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance, variable annuities and qualified plan separate accounts, the variable contract holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.

Using the Annuity and Certificate

Buying the Certificate

Your Smith Barney Financial Consultant will help you prepare your application, which will be sent with your purchase payment to IDS Life of New York's home office in Albany. If your application is complete, IDS Life of New York will apply your payment as of the next close of business after it is received at IDS Life of New York's home office. If IDS Life of New York cannot accept your application within five business days, it will be declined and your payment will be returned to you.

When IDS Life of New York accepts your application, a Certificate will be sent to you. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.

When you apply for the Certificate, you can select the Fixed Account and/or the subaccount(s) in which you wish to invest and the amounts to be allocated to each. You also select how you wish to make purchase payments. Your purchase payments will be allocated to the Fixed Account and/or the subaccount(s) according to your election as of the next close of business after your payment is received at IDS Life of New York's home office in Albany.


IDS Life of New York reserves the right to impose a maximum issue age for nonqualified Certificates of age 75 and a maximum issue age for qualified Certificates of age 65.

Ownership -- As owner, you have all rights and may receive all benefits under the Certificate. The Certificate can be owned in joint tenancy only in spousal situations.

Retirement Date -- A retirement date is established when you apply for the Certificate. If you need to change it, send written instructions to IDS Life of New York's home office at least 30 days before you wish the change to become effective.

For nonqualified Certificates, the retirement date cannot be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

If you are buying this Certificate to fund a Section 401(k) plan, custodial or trusteed plan, IRA or TSA plan, to avoid penalty taxes retirement payments generally must be:

o        on or after the annuitant turns 59 1/2; and
o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified Annuities, by April 1 of the year which the annuitant reaches age 70 1/2 or the calendar year when the annuitant retires.

However, in no case can the retirement date be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

Naming a Beneficiary -- You may name a beneficiary under your Certificate. If the annuitant dies before the retirement date and there is no beneficiary, then you will be the beneficiary. If you die before the retirement date and there is no beneficiary, then your estate will be the beneficiary.

IRAs and Other Qualified Plans

The Certificate may be bought in connection with a retirement plan qualified under Sections 401, 403 or 408 of the Code. These plans include:

o        IRAs and Simplified Employee Pension plans (SEPs);

o        Custodial and trusteed pension and profit sharing plans;

o        Section 401(k) plans; and

o        Section 403(b) plans (TSAs).

Your purchase of the Certificate in connection with a qualified plan will be subject to applicable federal law and any rules of the plan itself.

Purchase Payments

Amount of Purchase Payments -- You must make an initial lump sum purchase payment for the Certificate and you may make additional purchase payments for the Certificate. The initial purchase payment must be at least $5,000 for nonqualified Certificates and at least $500 for qualified Certificates. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Certificates and at least $50 for qualified Certificates. Additional purchase payments can be mailed directly to IDS Life of New York. The maximum total purchase payments for your Certificate in the first and later years is $1,000,000. IDS Life of New York reserves the right to increase this maximum amount on a uniform basis for all Certificate owners in a class.

Qualified Plans -- If you invest in the Certificate in connection with a qualified plan, that plan's limits on annual contributions also will apply.


Allocating your Purchase Payments -- Your purchase payment(s) also may be allocated to the Fixed Account and/or the subaccount(s) you have selected as of IDS Life of New York's next close of business currently the same as the close of the New York Stock Exchange (NYSE), after IDS Life of New York receives and accepts your payment at its home office in Albany. For nonqualified Certificates, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum does not apply to qualified Certificates.


Transferring Your Money Between Accounts


Prior to retirement, you may make unlimited transfers of your money from one subaccount to another by making a written request. There are some restrictions on transferring to or from the Fixed Account as discussed in the section called "Information on the Fixed Account of the Annuity." IDS Life of New York will process the transfer request at its next close of business after we receive it. There is no charge for transfers. However, unless the transfer is an automated transfer described below, IDS Life of New York does require that your transfer be for:


o        at least $500; or

o        your entire balance in that subaccount, if less.

Automated Transfers -- You may establish automated transfers of certificate values between the subaccounts and/or the Fixed Account through a one-time written request or other method acceptable to IDS Life of New York. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time, but you must give IDS Life of New York 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms, including provisions relating to the transfer of money between subaccounts.

For information on restrictions on automated transfers of certificate values between the Fixed Account and the subaccounts see the section called "Information on the Fixed Account of the Annuity."

Before transferring any part of your certificate value, you should consider the risks involved in switching investments. IDS Life of New York may, in its sole discretion and subject to regulatory approval, suspend or modify these transfer privileges at any time.


Telephone Transfers -- You also may request a transfer by telephone. IDS Life of New York has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests. At times when the volume of telephone requests is unusually high, IDS Life of New York will take special measures to seek to ensure that your call is answered as promptly as possible. A telephone transfer request will not be allowed within 30 days of a phoned-in address change.


You may request that telephone transfers not be authorized from your account by writing IDS Life of New York.

Certificate Charges and Charges Against the Variable Account

Certificate Administrative Charge -- IDS Life of New York charges your Certificate an administrative fee of $30 each year. This charge is for establishing and maintaining your records. IDS Life of New York deducts it from the certificate value on each certificate anniversary. If you fully surrender your Certificate, IDS Life of New York will deduct a reduced certificate administrative charge that is prorated based on the number of days from your last certificate anniversary to the date of full surrender. The certificate administrative charge cannot be increased and does not apply after a retirement payment plan begins.

Variable Account Administrative Charge -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life of New York.

It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life of New York such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The Variable Account administrative charge cannot be increased and does not apply after a retirement payment plan begins.

Mortality and Expense Risk Fee -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life of New York. It covers IDS Life of New York's annuity mortality risk and expense risk. IDS Life of New York estimates that approximately two-thirds of this fee is for assumption of the mortality risk, and one-third is for assumption of the expense risk.

The mortality risk arises from IDS Life of New York's guarantee to pay a death benefit and guarantee to make retirement payments according to the terms of the Certificate no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life of New York annuitants live. If, as a group, IDS Life of New York annuitants outlive the life expectancy that has been assumed in the actuarial tables, IDS Life of New York must take money from its general assets to meet its obligations. If, as a group, IDS Life of New York annuitants do not live as long as expected, IDS Life of New York could profit from the mortality risk fee.

The expense risk is the risk that the certificate administrative charge and Variable Account administrative charge, which cannot be increased, will not cover IDS Life of New York's expenses. Any deficit would have to be made up from IDS Life of New York's general assets. Any profit realized by IDS Life of New York from the mortality and expense risk fee would be available to it for any proper corporate purpose, including, among other things, payment of distribution (selling) expenses. IDS Life of New York does not expect that the surrender charge, which is discussed in the following paragraphs, will cover sales and distribution expenses incurred by IDS Life of New York in connection with the Certificates.

Surrender Charges -- If you surrender part or all of your Certificate, you may be subject to a surrender charge. A surrender charge applies if all or part of the certificate value is surrendered during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. This means that there is no surrender charge after six payment years. In addition, there is no surrender charge when certificate values are applied to a retirement payment plan or for a death benefit. The surrender charge is used to help defray expenses incurred in the sale of the Certificates including commissions and other promotional or distribution expenses associated with the printing and distribution of prospectuses and sales material. After the first certificate year, you may surrender up to 10 percent of your prior certificate anniversary value in one or more surrenders each certificate year without incurring a surrender charge. The 10 percent free withdrawal provision is subject to other Annuity provisions and terms including those on partial surrenders.

In addition, after the first certificate year there is no surrender charge on certificate earnings, which equal:

1)       the certificate value at the time of surrender; minus

2) the sum of all purchase payments received that have not been previously surrendered; minus

3)       the amount of the 10 percent free withdrawal, if applicable.

For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from any applicable 10 percent free withdrawal amount; next, from certificate earnings (in excess of any 10 percent free withdrawal amount); and finally from purchase payments (on a first in-first out basis).

Surrender Charge Calculation -- The following example illustrates how the surrender charge is calculated:

Assumptions:

-----------------------------------------------------------------------------
Initial purchase payment at Certificate issue date of May 1, 1998.....$10,000
Subsequent purchase payment on July 1, 2001............................20,000
Account value on Certificate anniversary on April 29, 2002.............40,000
Account value on October 12, 2002......................................42,000
-----------------------------------------------------------------------------

Full Surrender on October 12, 2002:
------------------ ----------------- ----------------- -------------------------------------------------------------

Basis of           Rate of           Dollar Amount
Charge             Surrender Charge  of Charge         Explanation of Charge

$  4,000           None              $     0           10% of prior certificate anniversary contract value
                                                       surrendered free

$  8,000           None              $     0           No charge on certificate earnings

$ 10,000           2%                $   200           Payment made in certificate year 1; surrendered at payment year 5 rate

$ 20,000           5%                $ 1,000           Payment made in certificate year 4; surrendered at payment year 2 rate
------------------ ----------------- ----------------- -------------------------------------------------------------

Total Surrender Charge:              $ 1,200
==================================== ================= =============================================================

Partial Surrender of $25,000 on October 12, 2002:
------------------ ----------------- ----------------- -------------------------------------------------------------
Basis of           Rate of           Dollar Amount
Charge             Surrender Charge  of Charge         Explanation of Charge


$  4,000           None              $     0           10% of prior certificate anniversary contract value
                                                       surrendered free


$  8,000           None              $     0           No charge on certificate earnings

$ 10,000           2%                $   200           Payment made in certificate year 1; surrendered at payment year 5 rate

$  3,000           5%                $   150           Payment made in certificate year 4; surrendered at payment year 2 rate
------------------ ----------------- ----------------- -------------------------------------------------------------

Total Surrender Charge:              $   350
==================================== ================= =============================================================

Surrender Charge on Partial Surrender -- The surrender charge is deducted from the certificate value remaining after the owner is paid the partial surrender amount requested. For example, if the owner requested a partial surrender net check amount of $1,000 and the surrender charge rate that applied to that amount were 5 percent, the owner would receive the $1,000 requested and the surrender charge amount would be $52.63 for a total withdrawal of $1,052.63.

Possible Reduction in Charges -- In some cases, IDS Life of New York may expect to incur lower sales and administrative expenses or perform fewer services. In those cases, IDS Life of New York may, in its discretion, reduce or eliminate certain administrative and surrender charges. However, IDS Life of New York expects this to occur infrequently, if at all.

Surrendering Your Certificate

As owner, you may surrender all or part of your Certificate's value at any time before the retirement date by making a written request.

You may have to pay surrender charges as previously explained. Also, if you fully surrender your Certificate, a prorated portion of the certificate administrative charge based on the number of days from your last certificate anniversary to the date of full surrender will be deducted at the time of surrender. No surrenders may be made after the retirement date.

You may have to pay a 10 percent IRS penalty tax for surrenders made before you reach age 59-1/2. In addition, if you purchased the Certificate in connection with a qualified plan such as a 401(k) plan or a TSA (but not an IRA) and the amount surrendered is paid to you instead of being directly rolled over to an IRA or another eligible qualified plan, 20 percent income tax withholding may be imposed. See the section called "Federal Tax Information." Finally, certain restrictions may apply to participants in TSA plans. See the section called "Tax-Sheltered Annuities."

Tax-Sheltered Annuities -- The Code imposes certain restrictions on an owner's right to receive early distributions attributable to salary reduction contributions from a Certificate purchased in connection with a retirement plan qualified under Section 403(b) as a TSA.

Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if the owner has attained age 59-1/2, has become disabled as defined in the Code, has separated from the service of the employer that purchased the Certificate or has died. Additionally, if the owner should encounter a financial hardship (within the meaning of the Code), he or she may receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not of the earnings on them. These restrictions do not apply to the Dec. 31, 1988 value or to transfers or exchanges of contract values within the Certificate or to another registered variable annuity contract or investment vehicle available through the employer.

Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10 percent IRS penalty tax (in addition to income tax) as a premature distribution and to 20 percent income tax withholding. See the section called "Federal Tax Information." In addition, for certain types of contributions under a Section 403(b) annuity to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Systematic Withdrawals - IDS Life of New York allows you to establish systematic withdrawals of certificate values through a one-time written request or other method acceptable to IDS Life of New York. Amounts of up to 10 percent of the certificate value at the beginning of the certificate year may be withdrawn. The minimum systematic withdrawal amount from the certificate is $100, and such withdrawals can be made on a monthly, quarterly, semiannual or annual basis. You may designate systematic withdrawals be made from the Annuity in one of the following ways:

o withdrawing a specific total dollar amount prorated from all subaccounts and/or the Fixed Account in which you have a balance (if no other choice is made, amounts will be withdrawn under this method);

o withdrawing a specific total dollar amount and also specifying which percentage of that total amount will be withdrawn from all subaccounts and/or the Fixed Account in which you have a balance; or

o withdrawing only the interest credited to the Fixed Account over the systematic withdrawal period.

The minimum certificate value required to begin systematic withdrawals is $5,000. You may start or stop this service at any time, but must give IDS Life of New York 30 days' notice to change any systematic withdrawal instructions that are currently in place. IDS Life of New York will not deduct surrender charges for first-year systematic withdrawals of amounts up to 10 percent of the initial purchase payment.

Systematic withdrawals may result in income taxes, withholding taxes and penalty taxes being applied to all or a portion of the amount withdrawn. You should consult your tax advisor regarding the tax consequences of systematic withdrawals.

Partial Surrenders -- The minimum amount you may surrender is $500. You cannot make a partial surrender if it would reduce the value of your investment in a subaccount or in the Fixed Account to less than $500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn.

If you have a balance in more than one subaccount and/or in the Fixed Account and request a partial surrender, IDS Life of New York will withdraw money from all the subaccounts and/or the Fixed Account in the same proportion as your value in each subaccount or in the Fixed Account bears to your total certificate value, unless you request otherwise.

A partial surrender request not exceeding $40,000 may be made by telephone. IDS Life of New York has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests. At times when the volume of telephone requests is unusually high, IDS Life of New York will take special measures to ensure that your call is answered as promptly as possible. A telephone surrender request will not be allowed within 30 days of a phoned-in address change.

You may request that telephone withdrawals not be authorized from your account by writing IDS Life of New York.


Total Surrenders -- IDS Life of New York will compute the value of your Certificate at the next close of business, currently the same as the close of the NYSE, after receipt of your request for a complete surrender. IDS Life of New York may ask you to return the Certificate.


Receiving Payment -- Payment will be mailed within seven days after IDS Life of New York receives your request. However, IDS Life of New York may postpone payment if:

o   the surrender value includes a purchase payment check that has not cleared;

o   the NYSE is closed, except for normal holiday and weekend closings;

o   trading on the NYSE is restricted according to the rules of the SEC;

o an emergency, as defined by the rules of the SEC, makes it impracticable for the Portfolios and Funds to sell securities or to value the Portfolios' or Funds' net assets; or

o   the SEC permits a delay in payment for the protection of owners.


NOTE: You will be charged a fee if you request express mail delivery of your surrender check.


Payment in Case of Death before Retirement Payments Begin

Prior to the retirement date, if you or the annuitant die before the initial fifth certificate anniversary, IDS Life of New York will pay the beneficiary the greater of:

1)       the certificate value; or

2)       the amount of purchase payments (minus any surrenders).

On or after the initial fifth certificate anniversary, and each subsequent fifth certificate anniversary, IDS Life of New York will pay the beneficiary the greater of:

1)       the certificate value; or

2)       a minimum guaranteed death benefit which equals:

    a) the death benefit calculated as of the previous fifth certificate anniversary; plus

    b) any purchase payments made since the previous fifth certificate anniversary; minus

    c)       any surrenders since the previous fifth certificate anniversary.

If Your Spouse is Sole Beneficiary -- If you, as owner of the Certificate, die before the retirement date and your spouse is the only beneficiary of the Certificate, your spouse may keep the Certificate as owner and annuitant. To do this, within 60 days after IDS Life of New York receives proof of death, it must receive written instructions from your spouse to keep the Certificate in force.

Section 401(k) Plans, TSAs, Custodial and Trusteed Plans, and IRAs -- If you buy the Certificate in connection with a Section 401(k) plan, custodial or trusteed plan or as an IRA or TSA and you die before reaching age 70-1/2 and your spouse is the only beneficiary, your spouse may keep the Certificate in force until the date on which you would have reached age 70-1/2 or any other date permitted by the Code. To do this, within 60 days after IDS Life of New York receives proof of death, it must receive written instructions from your spouse to keep the Certificate in force.

Paying the Beneficiary -- Unless you have given IDS Life of New York other written instructions, IDS Life of New York will pay the beneficiary in a single lump sum payment. The beneficiary may elect to receive payment any time within 5 years after the date of death. Payments made from a Certificate purchased to fund certain qualified plans to a surviving spouse instead of being directly rolled over into an IRA may be subject to 20 percent income tax withholding. See the section called "Federal Tax Information." IDS Life of New York may make payments under any retirement payment plan available under this Annuity if:

o the beneficiary asks IDS Life of New York in writing within 60 days after IDS Life of New York receives proof of death;

o payments begin no later than one year after death or other date as permitted by the Code; and

o the payment period does not extend beyond the beneficiary's life or life expectancy in accordance with applicable provisions of the Code.

When paying the certificate value to the beneficiary, IDS Life of New York will determine the Certificate's value at the next close of the NYSE after IDS Life of New York's death claim requirements are fulfilled. Interest, if any, is paid at a rate no less than that required by applicable law. IDS Life of New York will mail payment to the beneficiary within seven days after all death claim requirements are fulfilled.

Settlement Value of Your Certificate

The amount available on the retirement date to provide payments under a retirement payment plan is the current value of your investment, called the certificate value. Because Portfolio or Fund investments (other than those in the Money Market Portfolio) fluctuate in value each day, there can be no guarantee that the certificate value will exceed, or even equal, the amount of your purchase payments. You will receive quarterly statements showing your certificate value and any other information required by applicable law at least annually.

On your retirement date, the certificate value is applied to IDS Life of New York's current fixed table of settlement rates, which will be at least as favorable as that contained in the Certificate.

IDS Life of New York then calculates lifetime annuity payments according to the retirement payment plan you choose.

A unisex table of settlement rates will apply, except when the Certificate is used to fund an IRA or a nonqualified plan.

Payout Options at Retirement

As the owner of the Certificate, you have the right to decide how retirement payments are to be made. You may select one of the retirement payment plans outlined below, or you and IDS Life of New York may mutually agree on other payment arrangements. Annuity payments will be made on a fixed basis. A fixed annuity is one with payments that are guaranteed by IDS Life of New York as to dollar amount. Fixed annuity payments after the first payment will never be more or less than the first payment.

Retirement Payment Plans -- You may choose any one of these payment plans by giving IDS Life of New York written instructions at least 30 days before the retirement date:

o Plan A - Life Annuity - No Refund -- Monthly payments are made until the annuitant's death. Payments end with the last monthly payment before the annuitant's death; no further payments will be made. You should understand that if the annuitant dies after only the first monthly payment, no further payments will be made.

o Plan B - Life Annuity with 5, 10 or 15 Years Certain -- Monthly payments are made until the annuitant's death. However, payments are guaranteed for 5, 10 or 15 years. If the annuitant dies before all guaranteed payments have been made, IDS Life of New York will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan C - Life Annuity - Installment Refund -- Monthly payments are made until the annuitant's death. However, payments are guaranteed to continue for at least the number of months determined by dividing the certificate value at the time of retirement by the amount of the monthly payment. If the annuitant dies before all guaranteed payments have been made, IDS Life of New York will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan D - Joint and Last Survivor Life Annuity - No Refund -- Monthly payments are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payments continue at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant, and no further payments will be made. You should understand that if both the annuitant and the joint annuitant die after only the first monthly payment, no further payments will be made.


o Plan E - Period Certain Annuity -- Monthly payments are made for a period of years that you elect. The period of years may be no less than 10 years and no more than 30 years. Even if the annuitant lives beyond the period of years selected, no further payments will be made. However, if the annuitant dies before the end of the period selected, IDS Life of New York will continue making monthly payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

Restrictions for Some Qualified Plans -- If your Certificate was purchased in connection with a Section 401(k) plan, custodial or trusteed plan, or as a TSA or an IRA, you must select a payment plan (in accordance with the applicable provisions of the Code) that provides for payments:

o        over the life of the annuitant;

o        over the joint lives of the annuitant and beneficiary;

o        for a period not exceeding the life expectancy of the annuitant; or

o for a period not exceeding the joint life expectancies of the annuitant and beneficiary.

If IDS Life of New York Does Not Receive Instructions -- You must give IDS Life of New York written instructions for paying retirement benefits at least 30 days before the retirement date. If you do not, IDS Life of New York will make payments under Plan B, with 120 monthly payments guaranteed.

If Monthly Payments Would be Less than $50 -- IDS Life of New York will calculate your certificate value at the retirement date. If the calculations show that monthly payments would be less than $50, IDS Life of New York reserves the right to change the frequency of the retirement payments or to pay the certificate value in one lump sum.

Death After Retirement Payments Begin -- If you or the annuitant die after retirement payments begin, any amount payable, as provided in the retirement payment plan in effect, will be continued to the beneficiary, if living; if not, the owner, if living; if not, the owner's estate.

Changing Ownership

You may change ownership of your Certificate at any time by filing a change of ownership on a form approved by IDS Life of New York and sent to our home office. No change of ownership will be binding upon IDS Life of New York until the change is received and recorded. IDS Life of New York takes no responsibility for the validity of the change.

If you have a qualified plan, the Certificate may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life of New York. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a Certificate may be transferred to the annuitant.

The value of any part of a nonqualified Certificate assigned or pledged is taxed like a cash withdrawal to the extent allocable to investment in the Certificate.

Transfer of a nonqualified Certificate to another person without adequate consideration is considered a gift and the transfer may be considered a surrender of the Certificate for federal income tax purposes. The income on the Certificate will be taxed to the transferor (original owner), who may be subject to a 10 percent IRS penalty tax for early withdrawal. The transferee's (new owner's) investment in the Certificate will be the value of the Certificate at the time of the transfer. Consult with your tax advisor before taking any action.

Federal Tax Information

Under current law, there is no liability for federal income tax on any increase in the Certificate's value until payments are made, except as discussed above in "Changing Ownership." However, since federal tax consequences cannot always be anticipated, you should consult a tax advisor if you have any questions about the taxation of your Certificate.

You are not taxed on your investment in the Certificate. Your investment generally includes purchase payments made into the Certificate with after-tax dollars. If the investment in the Certificate was made by you or on your behalf with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the Certificate and will be taxed when paid to you.

If you surrender part or all of your Certificate before the date on which retirement payments begin, you will be taxed on the payments that you receive to the extent that the value of your Certificate exceeds your investment. In addition, you may have to pay a 10 percent IRS penalty tax for early withdrawal and, for surrenders from Certificates purchased to fund qualified plans and TSAs, 20 percent income tax withholding may be imposed.

If payments begin under a nonqualified Certificate, a portion of each payment will be subject to tax and a portion of each payment will be considered a return of part of your investment in the Certificate and will not be taxed. All amounts received after your investment is recovered will be subject to tax. If payments begin under a qualified Certificate, for example an IRA, TSA, or Section 401(k) plan, all of the payments generally will be subject to taxation except to the extent that the contributions were made with after-tax dollars.

Unlike life insurance proceeds, the death benefit under your Certificate is not tax exempt. The gain, if any, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Federal tax law requires that all nonqualified deferred contracts issued by the same company to the same owner during a calendar year be treated as a single, unified contract. The amount of income included and taxed in a distribution (or a transaction deemed a distribution under federal tax law) taken from any one of such contracts is determined by aggregating all such contracts.

The income earned on a Certificate held by such entities as corporations, partnerships or trusts generally will be treated as ordinary income received during that year.

You may have to pay a 10 percent IRS penalty tax on any amount includable in your ordinary income. This penalty will not apply to any amount received:

o        after you reach age 59-1/2;

o        because of your death;

o        because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for Certificates in qualified plans).

These are the major exceptions to the 10 percent IRS penalty tax. Additional exceptions may apply depending upon whether your Certificate is qualified. For qualified Certificates, other penalties apply if you surrender a Certificate before the plan specifies that payments can be made under the plan.

In general if you receive all or a portion of the value of a Certificate you purchased to fund a qualified plan such as a 401(k) plan or TSA (but not an IRA), mandatory 20 percent income tax withholding will be imposed at the time the payment is made. In addition, federal income tax and the 10 percent IRS penalty tax for early withdrawals may apply to amounts properly includable in income. This mandatory 20 percent income tax withholding will not be imposed if:

o instead of receiving the payment, you elect to have the payment rolled over directly to an IRA or another eligible qualified plan;

o the payment is one of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary) or made over a period of 10 years or more; or

o        the payment is a minimum distribution required under the Code.

These are the major exceptions to the mandatory 20 percent income tax withholding. Payments made to a surviving spouse instead of being directly rolled over to an IRA may be subject to 20 percent income tax withholding. For taxable distributions that are not subject to the mandatory 20 percent withholding, federal income tax will be withheld from the taxable part of your distribution unless you elect otherwise. State withholding also may be imposed on taxable distributions.

You will receive a 1099 tax information form for any year in which you receive a taxable distribution from your Certificate according to our records.

Our discussion of federal tax laws is based on our understanding of these laws as they are currently interpreted. Either federal tax laws or current interpretations of them may change. You are urged to consult your tax advisor regarding your specific circumstances.

Additional Information about the Annuity and Certificates

Accumulation Units

When your purchase payments are allocated to the subaccount(s) you have chosen, they will be converted into accumulation units. The number of accumulation units to be credited to your Certificate is determined by dividing the purchase payment by the accumulation unit value.

Accumulation Unit Value -- The accumulation unit value for each subaccount was originally set at $1. IDS Life of New York determines the current accumulation unit value by taking the last accumulation unit value for that subaccount and multiplying it by the current net investment factor.

Net Investment Factor -- The net investment factor is determined by:


o adding the Portfolio's or Fund's current net asset value per share and the per share amount of any current dividend or capital gain distribution made by the Portfolio or Fund and held in the subaccount;


o        dividing that sum by the last net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and Variable Account administrative charge from the result.

Because the net investment factor may be greater or less than one, the accumulation unit value may increase or decrease. You bear this investment risk.

Distribution of the Certificates

Smith Barney Inc. is the principal underwriter of the Certificate. IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments received on the Certificates.

About the Portfolios and Funds


Voting Rights -- As the Certificate owner, you have voting rights in the Greenwich Street Series Fund and the Portfolios and in the Funds, the shares of which are held by the subaccounts in which you have invested. IDS Life of New York will vote the shares of each Portfolio and Funds in which you have a beneficial interest according to the instructions received from you. The number of votes you have is determined by applying your percentage interest in the subaccount to the total number of votes allowed to the subaccount.


IDS Life of New York calculates votes separately for each subaccount, and will do this not more than 60 days before a meeting of beneficial owners of the Portfolios and Funds. Owners with an interest in the matter or matters being considered will receive notice of these meetings, proxy materials and a statement of the number of votes to which they are entitled.

If you do not give IDS Life of New York voting instructions, it will vote your shares in the same proportion as the votes for which it has received instructions. IDS Life of New York also will vote the shares for which it has voting rights in the same proportion as the votes for which it has received instructions. See the accompanying prospectuses for a detailed description of voting rights in the Portfolios and Funds.


However, no such substitution or change will be made without any necessary approval of the SEC and state insurance department. IDS Life of New York will notify owners of any substitution or change.


Information on the Fixed Account of the Annuity

In addition to the thirteen subaccounts of the Variable Account described in this prospectus, the Annuity has a Fixed Account available for allocation of purchase payments. Generally, the information in the section called "Using the Annuity and Certificate" applies in a like manner to the Fixed Account. However, there are some differences.

The Fixed Account operates like a traditional annuity. Fixed annuity cash values increase based on interest rates that may change from time to time but are guaranteed by IDS Life of New York. Interest is credited and compounded daily to yield an effective annual interest rate. The minimum guaranteed interest rate is 4 percent. Purchase payments and transfers to the Fixed Account become part of the general account of IDS Life of New York. In contrast, purchase payments and transfers to the subaccounts of the Variable Account go into a segregated asset account; they are not mingled with IDS Life of New York's main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset account have no effect on the Fixed Account.

The Annuity allows you to transfer certificate values between the Fixed Account and the subaccounts, but such transfers are restricted as follows:

1. You may transfer certificate values from the Fixed Account to the subaccount(s) or from the subaccount(s) to the Fixed Account up to six times per certificate year, subject to restrictions #2 and #3 below.

2. If a transfer is made from the Fixed Account to the subaccount(s), no subsequent transfer from any subaccount back to the Fixed Account may be made for six months from the last transfer date from the Fixed Account.

3. Except for automated transfers of certificate values, transfers must be for at least $500 or your entire balance in the Fixed Account, if less.

IDS Life of New York may, in its sole discretion and subject to regulatory approval, suspend or modify these transfer privileges at any time.

The Annuity allows you to make automated transfers of certificate values between the Fixed Account and the subaccounts, but such transfers may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semiannual or annual basis. The limit on transfers between the Fixed Account and subaccounts to six times per year may be waived if the automated transfer of certificate values service is in effect. You may start or stop this service at any time, but you must give IDS Life of New York 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms.

If you make any type of transfer from the Fixed Account, you may not transfer certificate values from any subaccount back to the Fixed Account for six months from the last transfer date from the Fixed Account.

The mortality and expense risk charge and the Variable Account administrative charge do not apply to values allocated to the Fixed Account. However, the other charges described in this prospectus do apply to the Fixed Account.

Because of exemptive and exclusionary provisions, interests in IDS Life of New York's general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account of IDS Life of New York nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts, and IDS Life of New York has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account of the Annuity and the general account of IDS Life of New York, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectuses.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather that 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 issue readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the Variable Account operations currently us being evaluated. The potential materiality of any such impact is not known at this time.

Table of Contents of the SAI

                                                                   Page
Performance Information................................................

Rating Agencies........................................................

Principal Underwriter..................................................

Independent Auditors...................................................

Prospectus.............................................................

Financial Statements
         IDS Life of New York Account SBS
         IDS Life Insurance Company of New York

-----------------------------------------------------------------------
If you would like to receive a copy of the SAI for:

         Symphony Annuity
         (IDS Life of New York Account SBS)

please return this request to:

         IDS Life Insurance Company of New York
         P.O. Box 5144
         Albany, New York 12205

         Your name__________________________________________________________

         Address____________________________________________________________

         City_________________________ State______ Zip______________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                SYMPHONY ANNUITY

                        IDS LIFE OF NEW YORK ACCOUNT SBS


                                   May 1, 1998



IDS Life of New York Account SBS is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI), dated May 1, 1998, is not a prospectus. It should be read together with the Account's prospectus, dated May 1, 1998, which may be obtained from your Smith Barney Financial Consultant, or by writing or calling IDS Life of New York Annuity Service at the address or telephone number below.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12205
800-336-3446

                                TABLE OF CONTENTS

Performance Information..................................................3

Rating Agencies..........................................................5

Principal Underwriter....................................................5

Independent Auditors.....................................................5

Prospectus...............................................................6

Financial Statements

         - IDS Life of New York Account SBS
         - IDS Life Insurance Company of New York

PERFORMANCE INFORMATION

Calculation of Yield for the New York Money Market Subaccount

Simple yield for the New York Money Market subaccount will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7). Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

Effective Yield = [(Base Period Return + 1) x (365/7)] - 1


Annualized yield based on seven-day period ended Dec. 31, 1997, the Account's simple yield was 3.05% and its effective yield was 3.09%.


Calculation of Yield for the Non Money Market Subaccounts

For a subaccount other than the Money Market subaccount, quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                          cd

where:         a =  dividends and investment income earned during the period.
               b =  expenses accrued for the period (net of reimbursements).
               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the portfolio or fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the portfolio or fund.

Calculation of Average Annual Total Return

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the certificate over a period of one, five and ten years (or, if less, up to the life of the subaccount), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000.
               T =  average annual total return.
               n =  number of years.
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five or ten-year (or other) period at the end of the one-, five- or ten-year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the certificate administrative charge, Variable Account administrative charge and mortality and expense risk fee. Performance figures will be shown with the deduction of the applicable surrender charge; in addition, performance figures may be shown without the deduction of a surrender charge. The Securities and Exchange Commission (SEC) requires that an assumption be made that the owner surrenders the entire certificate at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated.

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specific period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000.
             ERV    = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year (or other) period at the end of the one-, five, or ten-year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the contract administrative charge, Variable Account administrative charge, and mortality and expense risk fee.


Performance of the accounts may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustration as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life Insurance Company of New York by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts. This information relates only to the fixed account and reflects IDS Life of New York's ability to make annuity payouts and to pay death benefits and other distributions from the certificate.

            Rating agency                          Rating

              A.M. Best                              A+
                                                  (Superior)

            Duff & Phelps                            AAA

               Moody's                               Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the Account is Smith Barney Inc., which offers the variable annuity on a continuous basis.


Surrender charges received by IDS Life of New York for 1997, 1996 and 1995 aggregated $688,445, $551,374, and $464,724, respectively. Commissions paid by IDS Life of New York for 1997, 1996 and 1995 aggregated $1,067,783, $1,036,511, and $681,615, respectively. The surrender charges were applied toward payment of commissions.

INDEPENDENT AUDITORS

The financial statements of IDS Life of New York Account SBS including the statements of net assets as of Dec. 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial statements of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) at Dec. 31, 1997 and 1996 and for each of the three years in the period ended Dec. 31, 1997, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1998, is hereby incorporated in this SAI by reference.

IDS Life of New York Account SBS

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Account SBS (comprised of subaccounts BMO, BIH, BDS, BEM, BEX, BGI, BAP, BTR, BEG, BIE, BCR, BSI and BMG) as of December 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Account SBS at December 31, 1997 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 13, 1998

IDS Life of New York Account SBS

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                             Dec. 31, 1997

                                                                               Segregated Asset Subaccount
                                                      ------------------------------------------------------------------------------
Assets                                                    BMO             BIH             BDS            BEM             BEX
------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market Portfolio
 521,786 shares at net asset value
 of  $1.00 per share (cost $521,783)                     $ 521,786  $            -   $           -    $         -      $        -
Smith Barney Series Fund Intermediate High Grade Portfolio
 189,648 shares at net asset value
 of  $10.89 per share (cost $1,959,222)                          -       2,065,265               -              -               -
Smith Barney Series Fund Diversified Strategic Income Portfolio
 230,029 shares at net asset value
 of  $10.89 per share (cost $2,310,742)                          -               -       2,505,015              -               -
Smith Barney Series Fund Equity Income Portfolio
 109,466 shares at net asset value
 of  $15.31 per share (cost $1,266,161)                          -               -               -      1,675,920               -
Smith Barney Series Fund Equity Index Portfolio
 113,267 shares at net asset value
 of  $23.55 per share (cost $1,465,108)                          -               -               -              -       2,667,435
Smith Barney Series Fund Growth & Income Portfolio
 169,949 shares at net asset value
 of  $18.54 per share (cost $2,082,682)                          -               -               -              -               -
Smith Barney Series Fund Appreciation Portfolio
 308,959 shares at net asset value
 of  $18.73 per share (cost $4,002,640)                          -               -               -              -               -
Smith Barney Series Fund Total Return Portfolio
 154,889 shares at net asset value
 of  $17.62 per share (cost $1,964,037)                          -               -               -              -               -
Smith Barney Series Fund Emerging Growth Portfolio
 63,840 shares at net asset value
 of  $16.87 per share (cost $777,720)                            -               -               -              -               -
Smith Barney Series Fund International Equity Portfolio
 116,710 shares at net asset value
 of  $11.78 per share (cost $1,174,447)                          -               -               -              -               -
IDS Life Capital Resource Fund
 660 shares at net asset value
 of  $28.58 per share (cost $17,478)                             -               -               -              -               -
IDS Life Special Income Fund
 1,202 shares at net asset value
 of  $11.80 per share (cost $14,394)                             -               -               -              -               -
IDS Life Managed Fund, Inc.
 0 shares at net asset value
 of  $0 per share (cost $0 )                                     -               -               -              -               -
------------------------------------------------------------------------------------------------------------------------------------
                                                           521,786       2,065,265       2,505,015      1,675,920       2,667,435
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                             -               -               -              -               -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               521,786       2,065,265       2,505,015      1,675,920       2,667,435
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                                 550           2,331           2,829          1,901           3,031
Administrative charge                                          110             466             566            380             606
Payable to mutual funds for investments
purchased                                                        -               -               -              -               -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              660           2,797           3,395          2,281           3,637
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                       $521,126      $2,062,468      $2,501,620     $1,673,639      $2,663,798
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                             460,369       1,683,871       1,841,311      1,115,107       1,246,827
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                        $1.13           $1.22           $1.36          $1.50           $2.14
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Account SBS

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                 Dec. 31, 1997

                                                                                    Segregated Asset Subaccount
                                                     -------------------------------------------------------------------------------
Assets                                                   BGI             BAP             BTR            BEG             BIE
------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market Portfolio
 521,786 shares at net asset value
 of  $1.00 per share (cost $521,783)                     $        -      $        -      $        -     $        -      $        -
Smith Barney Series Fund Intermediate High Grade Portfolio
 189,648 shares at net asset value
 of  $10.89 per share (cost $1,959,222)                           -               -               -              -               -
Smith Barney Series Fund Diversified Strategic Income Portfolio
 230,029 shares at net asset value
 of  $10.89 per share (cost $2,310,742)                           -               -               -              -               -
Smith Barney Series Fund Equity Income Portfolio
 109,466 shares at net asset value
 of  $15.31 per share (cost $1,266,161)                           -               -               -              -               -
Smith Barney Series Fund Equity Index Portfolio
 113,267 shares at net asset value
 of  $23.55 per share (cost $1,465,108)                           -               -               -              -               -
Smith Barney Series Fund Growth & Income Portfolio
 169,949 shares at net asset value
 of  $18.54 per share (cost $2,082,682)                   3,150,849               -               -              -               -
Smith Barney Series Fund Appreciation Portfolio
 308,959 shares at net asset value
 of  $18.73 per share (cost $4,002,640)                           -       5,786,801               -              -               -
Smith Barney Series Fund Total Return Portfolio
 154,889 shares at net asset value
 of  $17.62 per share (cost $1,964,037)                           -               -       2,729,151              -               -
Smith Barney Series Fund Emerging Growth Portfolio
 63,840 shares at net asset value
 of  $16.87 per share (cost $777,720)                             -               -               -      1,076,988               -
Smith Barney Series Fund International Equity Portfolio
 116,710 shares at net asset value
 of  $11.78 per share (cost $1,174,447)                           -               -               -              -       1,374,841
IDS Life Capital Resource Fund
 660 shares at net asset value
 of  $28.58 per share (cost $17,478)                              -               -               -              -               -
IDS Life Special Income Fund
 1,202 shares at net asset value
 of  $11.80 per share (cost $14,394)                              -               -               -              -               -
IDS Life Managed Fund, Inc.
 0 shares at net asset value
 of  $0 per share (cost $0)                                       -               -               -              -               -
------------------------------------------------------------------------------------------------------------------------------------
                                                          3,150,849       5,786,801       2,729,151      1,076,988       1,374,841
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                             -               -               -              -               -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                             3,150,849       5,786,801       2,729,151      1,076,988       1,374,841
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                               3,570           6,540           3,076          1,276           1,567
Administrative charge                                          714           1,308             615            255             314
Payable to mutual funds for investments
purchased                                                        -               -               -              -               -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            4,284           7,848           3,691          1,531           1,881
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                     $3,146,565      $5,778,953      $2,725,460     $1,075,457      $1,372,960
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                           1,708,537       3,081,905       1,430,157        581,926       1,226,952
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                        $1.84           $1.88           $1.91          $1.85           $1.12
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Account SBS

--------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                        Dec. 31, 1997

                                                                     Segregated Asset Subaccount
                                                           ------------------------------------------------      Combined
Assets                                                           BCR             BSI             BMG             Variable
                                                                                                                  Account
--------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market Portfolio
 521,786 shares at net asset value
 of  $1.00 per share (cost $521,783)                              $      -         $     -          $    -     $  521,786
Smith Barney Series Fund Intermediate High Grade Portfolio
 189,648 shares at net asset value
 of  $10.89 per share (cost $1,959,222)                                  -               -               -      2,065,265
Smith Barney Series Fund Diversified Strategic Income Portfolio
 230,029 shares at net asset value
 of  $10.89 per share (cost $2,310,742)                                  -               -               -      2,505,015
Smith Barney Series Fund Equity Income Portfolio
 109,466 shares at net asset value
 of  $15.31 per share (cost $1,266,161)                                  -               -               -      1,675,920
Smith Barney Series Fund Equity Index Portfolio
 113,267 shares at net asset value
 of  $23.55 per share (cost $1,465,108)                                  -               -               -      2,667,435
Smith Barney Series Fund Growth & Income Portfolio
 169,949 shares at net asset value
 of  $18.54 per share (cost $2,082,682)                                  -               -               -      3,150,849
Smith Barney Series Fund Appreciation Portfolio
 308,959 shares at net asset value
 of  $18.73 per share (cost $4,002,640)                                  -               -               -      5,786,801
Smith Barney Series Fund Total Return Portfolio
 154,889 shares at net asset value
 of  $17.62 per share (cost $1,964,037)                                  -               -               -      2,729,151
Smith Barney Series Fund Emerging Growth Portfolio
 63,840 shares at net asset value
 of  $16.87 per share (cost $777,720)                                    -               -               -      1,076,988
Smith Barney Series Fund International Equity Portfolio
 116,710 shares at net asset value
 of  $11.78 per share (cost $1,174,447)                                  -               -               -      1,374,841
IDS Life Capital Resource Fund
 660 shares at net asset value
 of  $28.58 per share (cost $17,478)                                18,861               -               -         18,861
IDS Life Special Income Fund
 1,202 shares at net asset value
 of  $11.80 per share (cost $14,394)                                     -          14,181               -         14,181
IDS Life Managed Fund, Inc.
 0 shares at net asset value
 of  $0 per share (cost $0 )                                             -               -               -              -
--------------------------------------------------------------------------------------------------------------------------
                                                                    18,861          14,181               -     23,587,093
--------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                                     -              88               -             88
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                        18,861          14,269               -     23,587,181
--------------------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee                                          22              16               -         26,709
Administrative charge                                                    4               3               -          5,341
Payable to mutual funds for investments
purchased                                                                -              69               -             69

--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       26              88               -         32,119
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                               $ 18,835        $ 14,181             $ -   $ 23,555,062
--------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                                      12,843          12,690               -
-----------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                                $1.47           $1.12           $1.64
-----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Account SBS

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                          For the year ended Dec. 31, 1997

                                                                                    Segregated Asset Subaccount
                                                        ----------------------------------------------------------------------------
                                                             BMO             BIH             BDS            BEM             BEX
Investment income
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                          $ 18,090       $ 130,958       $ 207,570       $ 78,205        $ 72,267
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                                5,156          23,793          33,861         20,027          29,994
Administrative charge                                         1,031           4,759           6,772          4,005           5,999
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                6,187          28,552          40,633         24,032          35,993
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                               11,903         102,406         166,937         54,173          36,274
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                         169,750          74,487         800,246        483,366         160,565
Cost of investments sold                                    169,749          70,269         712,327        405,603          89,390
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           1           4,218          87,919         77,763          71,175
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                       5          28,961         (91,948)       171,680         495,233
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6          33,179          (4,029)       249,443         566,408
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  $ 11,909       $ 135,585       $ 162,908      $ 303,616       $ 602,682
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Account SBS

-----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                              For the year ended Dec. 31, 1997

                                                                                    Segregated Asset Subaccount
                                                       ----------------------------------------------------------------------------
                                                           BGI             BAP             BTR            BEG             BIE
Investment income
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                        $ 251,153       $ 369,021       $ 109,947      $ 125,149         $ 3,017
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                              37,199          68,442          30,936         13,509          19,966
Administrative charge                                        7,440          13,688           6,187          2,702           3,993
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                              44,639          82,130          37,123         16,211          23,959
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             206,514         286,891          72,824        108,938         (20,942)
-----------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                        283,507         614,833         468,379        240,089         334,804
Cost of investments sold                                   178,987         422,010         338,579        163,331         275,851
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                    104,520         192,823         129,800         76,758          58,953
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                248,869         698,471         141,461         13,116         (91,306)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             353,389         891,294         271,261         89,874         (32,353)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                $ 559,903     $ 1,178,185       $ 344,085      $ 198,812       $ (53,295)
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life of New York Account SBS

-------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                     For the year ended Dec. 31, 1997

                                                                         Segregated Asset Subaccount
                                                                ------------------------------------------       Combined
                                                                    BCR             BSI             BMG          Variable
Investment income                                                                                                 Account
--------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                                    $ 515           $ 651           $ 107    $ 1,366,650
--------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                                         219              62              95        283,259
Administrative charge                                                   44              12              19         56,651
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                         263              74             114        339,910
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                         252             577              (7)     1,026,740
--------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
--------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                                    116               -          16,667      3,646,809
Cost of investments sold                                               119               -          16,230      2,842,445
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 (3)              -             437        804,364
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                          3,186            (213)           (477)     1,617,038
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       3,183            (213)            (40)     2,421,402
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          $ 3,435           $ 364           $ (47)   $ 3,448,142
--------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Account SBS

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                              For the year ended Dec. 31, 1997

                                                                                Segregated Asset Subaccount
                                                         ---------------------------------------------------------------------------
Operations                                                  BMO             BIH             BDS            BEM             BEX

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             $ 11,903       $ 102,406       $ 166,937       $ 54,173        $ 36,274
Net realized gain (loss) on investments                           1           4,218          87,919         77,763          71,175
Net change in unrealized appreciation or
depreciation of investments                                       5          28,961         (91,948)       171,680         495,233
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                    11,909         135,585         162,908        303,616         602,682
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                        -               -           9,250          1,002               -
Net transfers*                                              246,033         435,930        (310,923)         1,886         157,307
Surrender benefits and contract charges                    (113,729)        (24,048)       (416,699)      (366,749)        (82,032)
Death benefits                                                    -               -               -         (5,232)              -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              132,304         411,882        (718,372)      (369,093)         75,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             376,913       1,515,001       3,057,084      1,739,116       1,985,841
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 521,126     $ 2,062,468     $ 2,501,620    $ 1,673,639     $ 2,663,798
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      342,709       1,324,173       2,397,158      1,409,996       1,208,198
Contract purchase payments                                        -               -           7,154            844               -
Net transfers*                                              219,667         380,530        (239,465)        (1,885)         78,081
Surrender benefits and contract charges                    (102,007)        (20,832)       (323,536)      (289,677)        (39,452)
Death benefits                                                    -               -               -         (4,171)              -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            460,369       1,683,871       1,841,311      1,115,107       1,246,827
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Account SBS

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                  For the year ended Dec. 31, 1997

                                                                                Segregated Asset Subaccount
                                                      ------------------------------------------------------------------------------
Operations                                                 BGI             BAP             BTR            BEG             BIE

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                            $ 206,514       $ 286,891        $ 72,824      $ 108,938       $ (20,942)
Net realized gain (loss) on investments                     104,520         192,823         129,800         76,758          58,953
Net change in unrealized appreciation or
depreciation of investments                                 248,869         698,471         141,461         13,116         (91,306)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                   559,903       1,178,185         344,085        198,812         (53,295)
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    8,487          18,728          39,268          1,494           1,501
Net transfers*                                               92,265         183,845         421,173         32,472         (53,403)
Surrender benefits and contract charges                    (196,957)       (487,735)       (389,946)      (140,652)       (182,784)
Death benefits                                                    -          (7,124)              -              -               -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (96,205)       (292,286)         70,495       (106,686)       (234,686)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,682,867       4,893,054       2,310,880        983,331       1,660,941
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 3,146,565     $ 5,778,953     $ 2,725,460    $ 1,075,457     $ 1,372,960
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    1,764,354       3,249,343       1,395,812        635,093       1,430,246
Contract purchase payments                                    4,896          10,959          22,336            931           1,252
Net transfers*                                               54,490         109,188         241,847         30,057         (47,765)
Surrender benefits and contract charges                    (115,203)       (283,107)       (229,838)       (84,155)       (156,781)
Death benefits                                                    -          (4,478)              -              -               -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,708,537       3,081,905       1,430,157        581,926       1,226,952
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Account SBS

-------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                          For the year ended Dec. 31, 1997

                                                                          Segregated Asset Subaccount
                                                               ----------------------------------------------    Combined
Operations                                                           BCR             BSI             BMG         Variable
                                                                                                                  Account
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                       $ 252           $ 577            $ (7)   $ 1,026,740
Net realized gain (loss) on investments                                 (3)              -             437        804,364
Net change in unrealized appreciation or
depreciation of investments                                          3,186            (213)           (477)     1,617,038
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                            3,435             364             (47)     3,448,142
--------------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                               -               -               -         79,730
Net transfers*                                                           -          13,817         (16,634)     1,203,768
Surrender benefits and contract charges                                 (2)              -              (2)    (2,401,335)
Death benefits                                                           -               -               -        (12,356)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (2)         13,817         (16,636)    (1,130,193)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     15,402               0          16,683     21,237,113
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $ 18,835        $ 14,181             $ -   $ 23,555,062
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                              12,845               -          12,010
Contract purchase payments                                               -               -               -
Net transfers*                                                           -          12,690         (12,008)
Surrender benefits and contract charges                                 (2)              -              (2)
Death benefits                                                           -               -               -
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    12,843          12,690               -
-----------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  fixed  account.

See  accompanying  notes to  financial statements.


IDS Life of New York Account SBS
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets*                                                              For the year ended Dec. 31, 1996

                                                                     Segregated Asset Subaccount
                                    ------------------------------------------------------------------------------------------------
Operations                               BMO          BIH          BDS           BEM           BEX          BGI            BAP

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net          $ 12,505     $ (11,839)    $ (6,694)    $ (17,501)    $ 36,047     $ (34,771)     $ 326,083
Net realized gain (loss) on investments        2         5,009       40,222        39,821       42,379        77,440        201,938
Net change in unrealized appreciation
or depreciation of investments                (2)       10,148      250,197        52,896      258,634       376,808        252,993
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                 12,505         3,318      283,725        75,216      337,060       419,477        781,014
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                     -           320        6,665             -          319        79,541        158,409
Net transfers**                          (34,126)       24,317      278,066      (122,361)     (29,084)       (9,054)       (53,766)
Surrender benefits and contract charges  (22,104)      (87,647)    (657,405)     (166,322)     (34,973)     (142,793)      (473,742)
Death benefits                                 -       (11,367)           -       (28,226)           -        (7,388)       (31,371)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                    (56,230)      (74,377)    (372,674)     (316,909)     (63,738)      (79,694)      (400,470)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          420,638     1,586,060    3,146,033     1,980,809    1,712,519     2,343,084      4,512,510
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 376,913   $ 1,515,001  $ 3,057,084   $ 1,739,116  $ 1,985,841   $ 2,682,867    $ 4,893,054
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year   394,848     1,390,013    2,704,108     1,676,729    1,248,903     1,818,942      3,535,742
Contract purchase payments                     -           286        5,527             -          222        56,769        115,144
Net transfers**                          (31,937)       21,344      234,161      (103,771)     (18,397)       (5,546)       (42,451)
Surrender benefits and contract charges  (20,202)      (77,535)    (546,638)     (138,973)     (22,530)     (100,952)      (336,324)
Death benefits                                 -        (9,935)           -       (23,989)           -        (4,859)       (22,768)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         342,709     1,324,173    2,397,158     1,409,996    1,208,198     1,764,354      3,249,343
------------------------------------------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in the year ended Dec. 31, 1996.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New York's fixed account.

See accompanying notes to financial statements.

IDS Life of New York Account SBS
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets* - continued                                                  For the year ended Dec. 31, 1996

                                                                Segregated Asset Subaccount
                                         ---------------------------------------------------------------------------   Combined
Operations                                    BTR           BEG            BIE            BCR            BMG           Variable
                                                                                                                        Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                $ 4,569       $ 6,845      $ (19,863)       $ 2,208        $ 1,206      $ 298,795
Net realized gain (loss) on investments        27,683       136,067         52,782              -             (1)       623,342
Net change in unrealized appreciation
or depreciation of investments                410,364        23,695        259,814         (1,803)           477      1,894,221
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                            442,616       166,607        292,733            405          1,682      2,816,358
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                      2,515       128,416         77,745              -              -        453,930
Net transfers**                                81,480       (56,936)        85,992         15,000         15,003        194,531
Surrender benefits and contract charges       (93,019)     (224,036)      (209,771)            (3)            (2)    (2,111,817)
Death benefits                                      -             -         (9,983)             -              -        (88,335)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                          (9,024)     (152,556)       (56,017)        14,997         15,001     (1,551,691)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             1,877,288       969,280      1,424,225              -              -     19,972,446
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 2,310,880     $ 983,331    $ 1,660,941       $ 15,402       $ 16,683   $ 21,237,113
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year      1,401,048       726,609      1,466,940              -              -
Contract purchase payments                      1,742        83,146         70,256              -              -
Net transfers**                                56,398       (32,999)        92,196         12,847         12,012
Surrender benefits and contract charges       (63,376)     (141,663)      (189,737)            (2)            (2)
Death benefits                                      -             -         (9,409)             -              -
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            1,395,812       635,093      1,430,246         12,845         12,010
--------------------------------------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in the year ended Dec. 31, 1996.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New York's fixed account.

See accompanying notes to financial statements.

IDS Life of New York Account SBS

Notes to Financial Statements
------------------------------------------------------------------
1. Organization

IDS Life of New York Account SBS (the Variable Account) was established on Oct. 8, 1991 as a single unit investment trust of IDS Life Insurance Company of New York (IDS Life of New York) under the Investment Company Act of 1940, as amended (the "1940 Act"). Operations of the Variable Account commenced on March 15, 1993.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of ten portfolios (collectively, the Portfolios) of the Greenwich Street Series Fund (the mutual fund) or three funds of the IDS Life Retirement Annuity Mutual Funds (collectively, the Funds). The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life of New York.

The mutual  fund is  registered  under the 1940 Act as a  diversified,  open-end management investment company. The mutual fund currently offers a selection of ten portfolios. Purchase payments allocated to the Money Market (BMO) subaccount invest in shares of the Money Market Portfolio, the Intermediate High Grade
(BIH) subaccount invests in shares of the Intermediate High Grade Portfolio; the Diversified Strategic Income (BDS) subaccount invests in shares of the Diversified Strategic Income Portfolio; the Equity Income (BEM) subaccount invests in shares of the Equity Income Portfolio; the Equity Index (BEX) subaccount invests in shares of the Equity Index Portfolio; the Growth & Income
(BGI) subaccount invests in shares of the Growth & Income Portfolio; the Appreciation (BAP) subaccount invests in shares of the Appreciation Portfolio; the Total Return (BTR) subaccount invests in shares of the Total Return Portfolio; the Emerging Growth (BEG) subaccount invests in shares of the Emerging Growth Portfolio; and the International Equity (BIE) subaccount invests in shares of the International Equity Portfolio.

IDS Life Capital Resource Fund and IDS Life Special Income Fund commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. These mutual funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Purchase payments allocated to the Capital Resource (BCR) subaccount invest in shares of IDS Life Capital Resource Fund; the Special Income (BSI) subaccount invests in shares of IDS Life Special Income Fund; and the Managed (BMG) subaccount invests in shares of IDS Life Managed Fund.

IDS Life Insurance Company, parent company of IDS Life of New York, serves as investment manager for the Funds. IDS Life of New York serves as issuer of the contracts investing in the Variable Account. American Express Financial Corporation serves as investment advisor to the Funds. Smith Barney Inc. serves as distributor for the mutual fund. Mutual Management Corp. serves as investment advisor to the Money Market Portfolio, the Intermediate High Grade Portfolio, the Diversified Strategic Income Portfolio, the Equity Income Portfolio, the Growth & Income Portfolio, the Appreciation Portfolio, the Total Return Portfolio and the International Equity Portfolio. Travelers Investment Management Company serves as investment advisor to the Equity Index Portfolio. Davis Skaggs Investment Management serves as investment advisor to the Total Return Portfolio. Van Kampen American Capital Asset Management, Inc. serves as investment advisor to the Emerging Growth Portfolio. Smith Barney Global Capital Management, Inc. serves as sub-investment advisor to the Diversified Strategic Income Portfolio. Mutual Management Corp. serves as administrator to each Portfolio.

------------------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in the Mutual Fund

Investments in shares of the Portfolios of the mutual fund or in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective portfolio or fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Portfolios and/or the Funds are reinvested in additional shares of the Portfolios or the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Portfolios' or Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

------------------------------------------------------------------
3. Mortality and Expense Risk Fee

IDS Life of New York makes guarantees to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life of New York is deducted daily and is equal, on an annual basis, to 1.25 percent of the daily net asset value of each subaccount.

------------------------------------------------------------------
4. Administrative Charge

IDS Life of New York deducts a daily charge equal, on an annual basis, to 0.25 percent of the daily net asset value of each subaccount. It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life of New York such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

------------------------------------------------------------------
5. Contract Charge

IDS Life of New York deducts a contract charge of $30 per year on each certificate anniversary. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the Annuity records. This charge cannot be increased and does not apply after a retirement payment plan begins. IDS Life of New York does not expect to profit from this charge.

------------------------------------------------------------------
6. Surrender Charge

IDS Life of New York will use a surrender charge to help it recover certain expenses relating to the sale of the Annuity. The surrender charge will be deducted for surrenders during the first six payment years following a purchase payment. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amount to $688,445 in 1997 and $551,374 in 1996. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

------------------------------------------------------------------
7. Investment Transactions

The subaccounts' purchases of Portfolio or Fund shares including reinvestment of dividend distributions, were as follows:

                                                            Year ended Dec. 31,
Subaccount     Investment                                    1997          1996
-------------------------------------------------------------------------------
  BMO          Money Market Portfolio..................$  314,123    $   91,737
  BIH          Intermediate High Grade Portfolio.......   589,569        65,385
  BDS          Diversified Strategic Income Portfolio..   248,185       424,099
  BEM          Equity Income Portfolio.................   168,423        60,466
  BEX          Equity Index Portfolio..................   273,142        99,722
  BGI          Growth & Income Portfolio...............   394,565       183,364
  BAP          Appreciation Portfolio..................   610,835       762,900
  BTR          Total Return Portfolio..................   612,361       142,486
  BEG          Emerging Growth Portfolio...............   242,570       258,213
  BIE          International Equity Portfolio..........    78,871       307,162
  BCR          IDS Life Capital Resource Fund..........       372        17,252
  BSI          IDS Life Special Income Fund............    14,394            --
  BMG          IDS Life Managed Fund, Inc..............        --        17,617
-------------------------------------------------------------------------------
               Combined Variable Account...............$3,547,410    $2,430,403
-------------------------------------------------------------------------------

--------------------------------------------------------------------
8. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of other third parties whose system failures could have an impact on Variable Account's operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
February 5, 1998

IDS LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------
BALANCE SHEETS                              Dec. 31, 1997    Dec. 31, 1996

ASSETS                                                (thousands)
--------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1997, $562,979; 1996, $604,635)                 $ 535,651        $ 585,812
Available for sale, at fair value (Fair value:
1996, $582,962; 1996, $590,608)                   603,576          601,623
Mortgage loans on real estate                     178,826          160,017
Policy loans                                       23,349           20,077
Other investments                                     970            1,374
--------------------------------------------------------------------------
Total investments                               1,342,372        1,368,903
--------------------------------------------------------------------------
Accrued investment income                          20,205           21,068
Deferred policy acquisition costs                 126,614          119,183
Other assets                                        4,227            3,950
Separate account assets                         1,236,759          950,018
--------------------------------------------------------------------------
Total assets                                   $2,730,177       $2,463,122
--------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                                  $964,483       $1,054,954
Universal life-type insurance                     147,744          142,278
Traditional life, disability income
and long-term care insurance                       50,469           45,338
Policy claims and other policyholders' funds        4,013            3,155
Deferred income taxes                              11,445            9,046
Amounts due to brokers                             29,054            3,007
Other liabilities                                  28,931           25,463
Separate account liabilities                    1,236,759          950,018
--------------------------------------------------------------------------
Total liabilities                               2,472,898        2,233,259
--------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $10 par value per share;
200,000 shares authorized, issued and outstanding   2,000            2,000
Additional paid-in capital                         49,000           49,000
Net unrealized gain on investments                 13,175            6,937
Retained earnings                                 193,104          171,926
--------------------------------------------------------------------------
Total stockholder's equity                        257,279          229,863
--------------------------------------------------------------------------
Total liabilities and stockholder's equity     $2,730,177       $2,463,122
--------------------------------------------------------------------------
See accompanying notes.

-------------------------------------------------------------------------------
STATEMENTS OF INCOME
                                                     Years ended Dec. 31,
                                               1997         1996         1995
                                                         (thousands)
-------------------------------------------------------------------------------
Revenues:
Traditional life, disability income
and long-term care insurance
premiums                                     $ 12,376    $  10,931      $ 9,280
Policyholder and contractholder charges        18,319       15,832       13,216
Mortality and expense risk fees                11,312        8,574        6,213
Net investment income                         106,274      109,468      110,924
Net realized gains (losses) on investments        547       (1,424)       1,548
-------------------------------------------------------------------------------
Total revenues                                148,828      143,381      141,181
-------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits:
Traditional life, disability income
and long-term care insurance                    3,633        4,182        3,354
Universal life-type insurance
and investment contracts                        3,852        4,409        4,548
Increase in liabilities for future
policy benefits for traditional life,
disability income and
long-term care insurance                        3,979        2,324        1,958
Interest credited on universal life-type
insurance and investment contracts             62,294       65,099       68,630
Amortization of deferred policy
acquisition costs                              17,201       16,071       13,085
Other insurance and operating expenses         10,220        8,972        7,474
-------------------------------------------------------------------------------
Total benefits and expenses                   101,179      101,057       99,049
-------------------------------------------------------------------------------
Income before income taxes                     47,649       42,324       42,132
Income taxes                                   16,471       14,640       14,745
-------------------------------------------------------------------------------
Net income                                   $ 31,178     $ 27,684     $ 27,387
-------------------------------------------------------------------------------
See accompanying notes.


 STATEMENTS OF STOCKHOLDER'S EQUITY

                                Three years ended December 31, 1997
                                           (thousands)

                                        Additional  Net Unrealized
                               Capital   Paid-In     Gains (Losses) Retained
                                Stock    Capital    on Investments  Earnings     Total
---------------------------------------------------------------------------------------

Balance, December 31, 1994     $2,000   $ 49,000      $ (12,369)    $133,090   $171,721
  Net income                       --         --             --       27,387     27,387
  Change in net unrealized
   gains (losses) on investments   --         --         27,710           --     27,710
  Cash dividends                   --         --             --       (8,000)    (8,000)
  Loss on investment transfer
   to parent                       --         --             --         (235)      (235)
----------------------------------------------------------------------------------------
Balance, December 31, 1995      2,000     49,000         15,341      152,242    218,583
  Net income                       --         --             --       27,684     27,684
  Change in net unrealized
   gains (losses) on investments   --         --         (8,404)          --     (8,404)
  Cash dividends                   --         --             --       (8,000)    (8,000)
----------------------------------------------------------------------------------------
Balance, December 31, 1996      2,000     49,000          6,937      171,926    229,863
  Net income                       --         --             --       31,178     31,178
  Change in net unrealized
   gains (losses) on investments   --         --          6,238           --      6,238
  Cash dividends                   --         --             --      (10,000)   (10,000)
----------------------------------------------------------------------------------------
Balance, December 31, 1997     $2,000    $49,000       $ 13,175     $193,104   $257,279
----------------------------------------------------------------------------------------
See accompanying notes.

--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS                               Years ended Dec. 31,
                                                 1997        1996       1995
                                                        (thousands)
--------------------------------------------------------------------------------
Cash flows from operating activities:
Net income                                    $31,178      $27,684      $27,387
Adjustments to reconcile net income to net
cash provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                            (3,073)      (2,473)      (2,093)
Policy loan repayment, excluding universal
life-type insurance                             1,897        1,571          881
Change in accrued investment income               863        1,504       (1,055)
Change in deferred policy acquisition
costs, net                                     (7,431)      (9,087)     (11,017)
Change in liabilities for future policy
benefits for traditional life, disability income
and long-term care insurance                    5,131        2,861        1,931
Change in policy claims and other
policyholders' funds                              858         (489)         427
Deferred income tax benefit                      (960)      (2,095)      (1,301)
Change in other liabilities                     3,468        4,434        2,429
(Accretion of discount)
amortization of premium, net                     (352)        (652)        (480)
Net realized (gain) loss on investments          (547)       1,424       (1,548)
Policyholder and contractholder
charges, non-cash                              (8,772)      (7,831)      (6,962)
Other, net                                       (557)      (1,781)        (508)
--------------------------------------------------------------------------------
Net cash provided by operating activities     $21,703      $15,070      $ 8,091
--------------------------------------------------------------------------------
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                   $      -- $         --    $ (37,540)
Maturities, sinking fund payments and calls    36,511       39,082       34,216
Sales                                          12,616       14,465       28,905
Fixed maturities available for sale:
Purchases                                    (101,818)     (97,370)    (133,503)
Maturities, sinking fund payments and calls    84,229       71,939       44,234
Sales                                          27,055       15,669        8,839
Other investments, excluding policy loans:
Purchases                                     (33,243)     (14,802)      (1,939)
Sales                                          14,233       12,659        5,993
Change in amounts due from broker                 995           --           --
Change in amounts due to broker                26,047       (6,993)      10,000
--------------------------------------------------------------------------------
Net cash provided by (used in) investing
activities                                     66,625       34,649      (40,795)
--------------------------------------------------------------------------------
Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                       112,732      131,011      159,431
Surrenders and death benefits                (251,259)    (236,689)    (190,695)
Interest credited to account balances          62,294       65,099       68,630
Universal life-type insurance policy loans:
Issuance                                       (4,848)      (4,490)      (4,870)
Repayment                                       2,753        3,350        2,946
Cash dividend to parent                       (10,000)      (8,000)      (8,000)
--------------------------------------------------------------------------------
Net cash (used in) provided by financing
activities                                    (88,328)     (49,719)      27,442
--------------------------------------------------------------------------------
Net (decrease) increase in cash and cash
equivalents                                        --           --       (5,262)
Cash and cash equivalents at beginning of year     --           --        5,262
--------------------------------------------------------------------------------
Cash and cash equivalents at end of year        $  --        $  --       $   --
--------------------------------------------------------------------------------
See accompanying notes.

NOTES TO FINANCIAL STATEMENTS ($ thousands)

1.    Summary of significant accounting policies
      ------------------------------------------

      Nature of business

      IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

      Basis of presentation

      The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments

      Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred income taxes.

      Realized investment gains or losses are determined on an identified cost basis.

      Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

      Mortgage loans on real estate are carried at amortized cost less allowances for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

      ------------------------------------------------------

      Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

      The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

      The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps is included in other investments.

      Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

      When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

      Statements of cash flows

      The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

      Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                         1997        1996         1995
                                         ----        ----         ----
       Cash paid during the year for:
         Income taxes                 $17,811     $15,247      $15,026
         Interest on borrowings         1,026         777          742

      Recognition of profits on annuity contracts and insurance policies

      Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

      The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

      ------------------------------------------------------

      Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are charged to the variable annuity and variable life insurance separate accounts.

      Deferred policy acquisition costs

      The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts.
      The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to accumulation values and surrender charge revenue. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

      Liabilities for future policy benefits

      Liabilities for universal life-type insurance and deferred annuities are accumulation values.

      Liabilities for fixed annuities in a benefit status are based on mortality tables with various interest rates ranging from 5% to 9.5%, depending on year of issue.

      Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

      Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

      Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on a national survey. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

      ------------------------------------------------------

      Reinsurance

      The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis.

      Federal income taxes

      The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

      Included in other liabilities at December 31, 1997 and 1996 are $5,026 and $5,161, respectively, payable to IDS Life for federal income taxes.

      Separate account business

      The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

      The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

      Reclassifications

      Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

2.    Investments
      -----------

      Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

      The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                  Gross      Gross
                                     Amortized  Unrealized Unrealized   Fair
       Held to maturity                Cost       Gains      Losses     Value
       ----------------                ----       -----      ------     -----

       U.S. Government agency
         obligations                 $  3,690  $     253  $      --  $  3,943
       Corporate bonds and
         obligations                  476,108      27,361        444   503,025
       Mortgage-backed securities      55,853         452        294    56,011
                                      -------      ------        ---   -------
                                     $535,651     $28,066       $738  $562,979
                                      =======      ======        ===   =======

                                                   Gross      Gross
                                    Amortized   Unrealized  Unrealized   Fair
       Available for sale              Cost        Gains      Losses     Value
       ------------------              ----        -----      ------     -----

       State and municipal
        obligations                  $    104    $     10    $    --  $    114
       Corporate bonds and
       obligations                    281,555      14,272      1,635   294,192
       Mortgage-backed securities     301,303       8,253        286   309,270
                                      -------      ------      -----   -------
                                     $582,962     $22,535     $1,921  $603,576
                                      =======      ======      =====   =======


      The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1996 are as follows:

                                                   Gross      Gross
                                     Amortized  Unrealized  Unrealized   Fair
       Held to maturity                Cost        Gains      Losses     Value
       ----------------                ----        -----      ------     -----

       U.S. Government agency
        obligations                  $  4,498     $   144    $    --  $  4,642
       Corporate bonds and
        obligations                   523,807      23,060      2,964   543,903
       Mortgage-backed securities      57,507         409      1,826    56,090
                                      -------      ------      -----   -------
                                     $585,812     $23,613     $4,790  $604,635
                                      =======      ======      =====   =======

                                                  Gross       Gross
                                    Amortized   Unrealized  Unrealized   Fair
       Available for sale              Cost       Gains       Losses     Value
       ------------------           ---------   ----------  ----------   -----

       State and municipal
       obligations                   $    105     $    10    $    --  $    115
       Corporate bonds and
       obligations                    260,966       8,857      1,181   268,642
       Mortgage-backed securities     329,537       5,788      2,459   332,866
                                      -------      ------      -----   -------
                                     $590,608     $14,655     $3,640  $601,623
                                      =======      ======      =====   =======

      -----------------------

      The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized        Fair
       Held to maturity                          Cost           Value
       ----------------                        ---------        -----

       Due in one year or less                   $18,376      $ 18,593
       Due from one to five years                 84,712        89,432
       Due from five to ten years                309,104       325,967
       Due in more than ten years                 67,606        72,976
       Mortgage-backed securities                 55,853        56,011
                                                 -------       -------
                                                $535,651      $562,979
                                                 =======       =======

                                                Amortized        Fair
       Available for sale                         Cost           Value
       ------------------                       ---------        -----

       Due in one year or less                   $12,635      $ 12,747
       Due from one to five years                 39,808        42,497
       Due from five to ten years                139,686       145,567
       Due in more than ten years                 89,530        93,495
       Mortgage-backed securities                301,303       309,270
                                                 -------       -------
                                                $582,962      $603,576
                                                 =======       =======



      During the years ended December 31, 1997, 1996 and 1995, fixed maturities classified as held to maturity were sold with amortized cost of $12,737, $14,507 and $27,971, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

      Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $8,839 and gross realized gains and losses of $nil and $74, respectively.

      At December 31, 1997, bonds carried at $259 were on deposit with the state of New York as required by law.

      -----------------------

      At December 31, 1997, investments in fixed maturities comprised
      85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $117 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

         Rating                              1997             1996
       ---------                             ----             ----
       Aaa/AAA                           $  367,242      $  396,097
       Aa/AA                                  9,685          13,996
       Aa/A                                  13,646          10,197
       A/A                                  162,275         196,542
       A/BBB                                 81,463          62,488
       Baa/BBB                              343,519         336,706
       Baa/BB                                21,519          51,639
       Below investment grade               119,264         108,755
                                          ---------       ---------
                                         $1,118,613      $1,176,420
                                          =========       =========

      At December 31, 1997, 96 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

      At December 31, 1997, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 1997          December 31, 1996
                            -----------------------   -----------------------
                            On Balance  Commitments   On Balance  Commitments
       Region                  Sheet    to Purchase      Sheet    to Purchase
       ------                  -----    -----------      -----    -----------
       West North Central    $ 27,833  $       --      $ 23,191      $1,342
       East North Central      33,515          --        33,430       1,708
       South Atlantic          34,182       2,750        35,501          --
       Middle Atlantic         24,485          --        22,889          --
       Pacific                  9,873          --        12,986          --
       Mountain                32,864       6,417        15,425          --
       New England              8,624          --         8,805          --
       East South Central       8,698          --         8,825          --
       West South Central         252          --           265          --
                              -------       -----       -------       -----
                              180,326       9,167       161,317       3,050
       Less allowance for
        losses                  1,500          --         1,300          --
                              -------       -----       -------       -----
                             $178,826       $9,167     $160,017      $3,050
                              =======        =====      =======       =====

                               December 31, 1997         December 31, 1996
                            ----------------------  ------------------------
                            On Balance Commitments  On Balance   Commitments
        Property type          Sheet   to Purchase     Sheet     to Purchase
       --------------          -----   -----------     -----     -----------
       Apartments            $ 68,823     $    --    $ 70,292        $1,708
       Department/retail       54,622       6,417      48,476         1,342
       stores
       Office buildings        25,042       1,650      18,684            --
       Industrial buildings    17,975       1,100      11,956            --
       Nursing/retirement       6,035          --       6,477            --
       Medical buildings        7,577          --       5,167            --
       Hotels/motels              252          --         265            --
                              -------       -----     -------         -----
                              180,326       9,167     161,317         3,050
       Less allowance for
        losses                  1,500          --       1,300            --
                              -------       -----     -------         -----
                             $178,826      $9,167    $160,017        $3,050
                              =======       =====     =======         =====

      -----------------------

      Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

      At December 31, 1997 and 1996, the Company's recorded investment in impaired loans was $1,299 and $1,327, with allowances of $300 and $300, respectively. During 1997 and 1996, the average recorded investment in impaired loans was $1,312 and $1,628, respectively.

      The Company recognized $126 and $152 of interest income related to impaired loans for the years ended December 31, 1997 and 1996, respectively.

      The following table presents changes in the allowance for investment losses related to all loans:

                                               1997         1996        1995
                                               ----         ----        ----
       Balance, January 1                    $1,300      $   445        $445
       Provision for investment losses          200          855          --
                                              -----        -----         ---
       Balance, December 31                  $1,500       $1,300        $445
                                              =====        =====         ===

      Net investment income for the years ended December 31 is summarized as follows:

                                         1997          1996         1995
                                         ----          ----         ----
       Interest on fixed maturities   $ 92,007      $ 95,574     $ 97,092
       Interest on mortgage loans       14,228        14,171       13,888
       Other investment income           1,715         1,293        1,291
       Interest on cash equivalents         91            67          186
                                       -------       -------      -------
                                       108,041       111,105      112,457
       Less investment expenses          1,767         1,637        1,533
                                       -------       -------      -------
                                      $106,274      $109,468     $110,924
                                       =======       =======      =======

      Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                        1997        1996        1995
                                        ----        ----        ----
       Fixed maturities                 $844      $  (572)     $1,997
       Mortgage loans                   (200)        (855)       (487)
       Other investments                 (97)           3          38
                                        ----       ------       -----
                                        $547      $(1,424)     $1,548
                                         ===        =====       =====

      Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:
                                        1997         1996           1995
                                        ----         ----           ----
       Fixed maturities
        available for sale              9,599      (13,215)        43,726

3.    Income taxes
      ------------

      The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

      The income tax expense for the years ending December 31 consists of the following:

                                       1997         1996           1995
                                       ----         ----           ----
       Federal income taxes:
       Current                       $16,371      $15,735        $15,146
       Deferred                         (960)      (2,095)        (1,301)
                                      ------     --------       --------
                                      15,411       13,640         13,845
       State income taxes-current      1,060        1,000            900
                                      ------       ------         ------
       Income tax expense            $16,471      $14,640        $14,745
                                      ======       ======         ======


      Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:
                                        1997           1996            1995
                                  --------------  --------------  -------------
                                  Provision Rate  Provision Rate  Provision Rate
                                  --------- ----  --------- ----  --------- ----
      Federal income taxes based
        on the statutory rate      $16,677  35.0%  $14,814  35.0% $14,746  35.0%
      Increases (decreases)
        are attributable to:
          Tax-excluded interest
            and dividend income       (569) (1.2)     (458) (1.1)    (464) (1.1)
          State tax, net benefit       689   1.4       650   1.5      585   1.4
          Other, net                  (326) (0.6)     (366) (0.8)    (122) (0.3)
                                    ------  ----    ------  ----   ------  ----
      Federal income taxes         $16,471  34.6%  $14,640  34.6% $14,745  35.0%
                                    ======  ====    ======  ====   ======  ====

      A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1997, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

      Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:
                                                    1997       1996
       Deferred income tax assets:
       Policy reserves                            $28,922    $28,809
       Other                                        5,467      4,018
                                                    -----      -----
            Total deferred income tax assets       34,389     32,827


       Deferred income tax liabilities:
       Deferred policy acquisition costs           36,594     35,302
       Investments                                  9,240      6,571
                                                   ------    -------
            Total deferred income tax
              liabilities                          45,834     41,873
                                                   ------     ------
            Net deferred income tax liabilities   $11,445     $9,046
                                                   ======      =====

      ------------------------

      The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.    Stockholder's equity
      --------------------

      Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $115,828 and $94,007 as of December 31, 1997 and 1996, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5.    Benefit plans
      -------------

      The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $39, $34 and $33 in 1997, 1996 and 1995, respectively.

      The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1997, 1996 and 1995, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,965, $1,474 and $1,392, respectively. Such costs are included in deferred policy acquisition costs.

      The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1997, 1996 and 1995 were $312, $248 and $231, respectively.

      The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

6.    Incentive plan and related party operating expenses
      ---------------------------------------------------

      The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1997, 1996 and 1995 were $1,490, $1,424 and $1,720, respectively. Such costs are included in deferred policy acquisition costs.

      Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $11,589, $12,389 and $12,122 for 1997, 1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs.

7.    Commitments and contingencies
      -----------------------------

      At December 31, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $4,513,251 and $4,053,561, respectively, of which $220,798 and $203,963 were reinsured at the respective year ends.

      In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $115, $98 and $85 for the years ended December 31, 1997, 1996 and 1995, respectively. Claim recoveries under the terms of this reinsurance agreement were $963, $861 and $1,426 in 1997, 1996 and 1995, respectively.

      Premiums ceded to reinsurers other than IDS Life amounted to $1,583, $747 and $667 for the years ended December 31, 1997, 1996 and 1995, respectively. Reinsurance recovered from reinsurers other than IDS Life amounted to $1,366, $66 and $576 for the years ended
      December 31, 1997, 1996 and 1995.

      Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

      The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $303,263 and $345,943 at December 31, 1997 and 1996, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1997, 1996 and 1995, and decreases in liabilities for future policy benefits of $1,889, $2,010 and $2,039 related to this agreement for the years ended December 31, 1997, 1996 and 1995, respectively.

8.    Lines of credit
      ---------------

      The Company has an available line of credit with AEFC aggregating $25,000. The line of credit is at 45 basis points over the Federal
      Funds rate.   A $20,000 line of credit with another bank expired on
      June 30, 1997 and the Company did not seek renewal. Outstanding borrowings under these agreements were $nil at December 31, 1997 and 1996.

9.    Derivative financial instruments
      --------------------------------

      The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

      --------------------------------------------

      Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate.
      The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

      Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

      Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

      The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

      The Company's holdings of derivative financial instruments are as follows:


                             Notional    Carrying     Fair      Total Credit
       December 31, 1997      Amount      Amount      Value       Exposure
       -----------------      ------      ------      -----       --------
       Assets:
       Interest rate caps    $200,000      $ 970       $ 62          $ 62
                              =======        ===         ==            ==

       December 31, 1996
       -----------------
       Assets:
       Interest rate caps    $250,000     $1,374       $832         $832
                              =======      =====        ===          ===

      The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire on various dates through 2000.

      Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

10.   Fair values of financial instruments
      ------------------------------------

      The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

      ------------------------------------------------


                                                1997                1996
                                         ------------------  -----------------
                                         Carrying     Fair   Carrying    Fair
       Financial Assets                   Amount      Value   Amount     Value
       ----------------                   ------      -----   ------     -----
       Investments:
       Fixed maturities (Note 2):
       Held to maturity                  $ 535,651 $ 562,979  $585,812  $604,635
       Available for sale                  603,576   603,576   601,623   601,623
       Mortgage loans on real estate       178,826   187,992   160,017   164,444
       (Note 2)
       Other:
       Derivative financial                    970        62     1,374       832
       instruments (Note 9)
       Separate accounts assets (Note 1) 1,236,759 1,236,759   950,018   950,018


       Financial Liabilities
       Future policy benefits for
         fixed annuities                   880,809   852,391   979,030   946,359
       Separate account liabilities      1,136,408 1,086,565   880,160   838,492

      At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $78,853 and $72,252, respectively, and policy loans of $4,821 and $3,672, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

      At December 31, 1997 and 1996, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $100,351and $69,859, respectively.

11.   Statutory insurance accounting practices
      ----------------------------------------

      Reconciliations of net income for 1997, 1996 and 1995 and stockholder's equity at December 31, 1997 and 1996, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                              1997          1996         1995
                                              ----          ----         ----
       Net income, per accompanying
          financial statements               $31,178      $27,684       $27,387
       Deferred policy acquisition costs      (7,432)      (9,087)      (11,017)
       Adjustments of future policy
          benefit liabilities                 (4,928)      (9,683)      (10,655)
       Deferred income tax benefit              (960)      (2,095)       (1,301)
       Provision for losses on                   296          877            --
       investments
       IMR gain/loss transfer and               (119)       1,010          (331)
       amortization
       Adjustment to separate account         10,267        8,863        20,769
       reserves
       Other, net                                430          116           948
                                              ------       ------        ------
       Net income, on basis of
          statutory accounting practices     $28,732      $17,685       $25,800
                                              ======       ======        ======


       Stockholder's equity, per accompanying
          financial statements              $257,279     $229,863
       Deferred policy acquisition costs    (126,614)    (119,183)
       Adjustments of future policy            9,452       13,458
       benefit

       liabilities
       Deferred income taxes                  11,445        9,046
       Asset valuation reserve               (16,698)     (19,446)
       Adjustments of separate account        53,456       43,189
       liabilities
       Adjustments of investments to
       amortized cost                        (20,613)     (11,016)
       Premiums due, deferred and advance      1,237        1,149
       Deferred revenue liability              1,941        1,342
       Allowance for losses                    1,645        1,349
       Non-admitted assets                      (552)        (634)
       Interest maintenance reserve           (1,551)      (1,432)
       Other, net                             (1,463)        (281)
                                             --------     --------
       Stockholder's equity, on basis of
       statutory accounting practices       $168,963     $147,404
                                             =======      =======

12.   Year 2000 Issue (unaudited)
      ---------------------------

      The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

      A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

      AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24.       Financial Statements and Exhibits

(a)     Financial Statements included in Part B of this Registration Statement:

         IDS Life of New York Account SBS:

                  Statements of Net Assets as of Dec. 31, 1997.
                  Statements of Operations for year ended Dec. 31, 1997. Statements of Changes in Net Assets for the years ended
                    Dec. 31, 1997 and 1996.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated March 13, 1998.

         IDS Life Insurance Company of New York:

                  Balance Sheets as of Dec. 31, 1997 and Dec. 31, 1996. Statements of Income for the years ended Dec. 31, 1997,
                    1996 and 1995.
                  Statements of Stockholder's Equity, for the years ended
                    Dec. 31, 1997, 1996 and 1995.
                  Statements of Cash Flows for the years ended Dec. 31, 1997,
                    1996 and 1995.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated February 5, 1998.

         Exhibit to Financial Statements included in Part C:

         Financial Statement Schedules I, III, IV, and V as required by Regulation S-X.

         Schedule I        -        Consolidated Summary of Investments Other
                                    than Investments in Related Parties
         Schedule III      -        Supplementary Insurance Information
         Schedule IV       -        Reinsurance
         Schedule V        -        Valuation and Qualifying Accounts

         Report of Independent Auditors dated February 5, 1998.

         All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

(b)      Exhibits:

1.1 Copy of Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Account SLB on October 8, 1991, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

1.2 Copy of Consent in Writing in Lieu of a Meeting of Resolution of the Board of Directors of IDS Life Insurance Company of New York Account SLB establishing three additional subaccounts on October 8, 1991, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

2.       Not applicable.

3. Form of Distribution Agreement between IDS Life Insurance Company of New York and Shearson Lehman Brothers Inc., the principal underwriter, filed electronically as Exhibit 3 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

4.1 Revised form of Group Flexible Premium Deferred Combination Fixed and Variable Annuity Contract (No. 39377 GP) filed electronically as
         Exhibit 4.1 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

4.2 Copy of Group Deferred Variable Annuity Certificate (No. 39377) filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

5.1      Revised form of Group Deferred Variable Annuity Application
         (No. 38614 GP) filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

5.2 Copy of Variable Annuity Group Enrollment Application (No. 38614) filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

6.1      Copy of the Revised Charter of IDS Life of New York, dated
         April 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

6.2 Copy of the Amended By-Laws of IDS Life of New York, dated May 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment
         No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

7.       Not applicable.

8.       Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, filed electronically herewith.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

14.      Financial Data Schedule, filed electronically herewith.

15. Power of Attorney to sign this Registration Statement dated March 26, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776, is incorporated herein by reference.

Item 25.          Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
                  --------------------------------------------------------------------------------


                                                                              Positions and Offices with Depositor
Name                                 Principal Business Address
------------------------------------ ---------------------------------------- --------------------------------------
Mario Alaia                          20 Madison Avenue Extension              Claims Officer and Assistant
                                     Albany, NY                                    Secretary

Darrell C. Beckstrom                 IDS Tower 10                             Underwriting Officer
                                     Minneapolis, MN  55440

John C. Boeder                       20 Madison Avenue Extension              Director
                                     Albany, NY

Eugene C. Chen                       20 Madison Avenue Extension              Chief Actuary
                                     Albany, NY

Roger C. Corea                       20 Madison Avenue Extension              Director
                                     Albany, NY

Charles A. Cuccinello                20 Madison Avenue Extension              Director
                                     Albany, NY

Darlene S. Farron                    20 Madison Avenue Extension              Treasurer
                                     Albany, NY

Milton R. Fenster                    20 Madison Avenue Extension              Director
                                     Albany, NY

Donna M. Gaglione                    20 Madison Avenue Extension              Secretary
                                     Albany, NY

Robert R. Grew                       20 Madison Avenue Extension              Director
                                     Albany, NY

Margaret M. Grogan, M.D.             Bethlehem Terrace Apts.                  Medical Director
                                     Slingerland, NY

Lorraine R. Hart                     IDS Tower 10                             Investment Officer
                                     Minneapolis, MN  55440


Robert A. Hatton                     IDS Tower 10                             Director, Vice President and Chief
                                     Minneapolis, MN  55440                        Operating Officer

Richard W. Kling                     IDS Tower 10                             Director, Chairman of the Board and
                                     Minneapolis, MN  55440                        President

Edward Landes                        IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Thomas V. Nicolosi                   Suite 220                                Director
                                     500 Mamaroneck Avenue
                                     Harrison, NY  10528

Stephen P. Norman                    World Financial Center                   Director
                                     New York, NY

Carl N. Platou                       IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Gordon H. Ritz                       404 WCCO Radio Bldg.                     Director
                                     Minneapolis, MN

F. Dale Simmons                      IDS Tower 10                             Vice President and Assistant
                                     Minneapolis, MN  55440                        Treasurer

Richard M. Starr                     20 Madison Avenue Extension              Director
                                     Albany, NY

William A. Stoltzmann                IDS Tower 10                             Counsel and Assistant Secretary
                                     Minneapolis, MN  55440

Michael R. Woodward                  20 Madison Avenue Extension              Director
                                     Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company of New York is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27.       Number of Contractowners

                  On February 28, 1998, there were 76 contract owners of qualified contracts. There were 350 owners of nonqualified contracts.

Item 28.       Indemnification

                  The By-Laws of the depositor provide that to the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made, a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or Officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorneys' fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

                  The foregoing right of indemnification shall not be exclusive of any other right to which any such person may be entitled. Neither the adoption of this provision nor any modification or repeal hereof, or of any provision of any applicable law shall, unless otherwise required by law, enlarge or diminish any right of indemnification of a Director or Officer as it existed at the time of accrual of the alleged cause of action asserted in the threatened or pending action, suit or proceeding in which the expenses were incurred or other amount was paid.

                  The Board, in its discretion, may authorize the Corporation to indemnify any person, other than a Director or Officer, for expenses incurred or other amounts paid in any civil or criminal action, suit or proceeding, to which such person was, or was threatened to be, made a party by reason of the fact that he, his testator or intestate, is or was an employee or agent of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), as a result of such action, suit or proceeding, or any appeal therein.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

       (a) Smith Barney Inc. currently acts as principal underwriter for various investment companies and various series of unit investment trusts.

                Smith Barney Inc. is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") and an indirect wholly-owned subsidiary of The Travelers Inc.

       (b) The information required by this Item 29 with respect to each director and officer of Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Smith Barney Inc. pursuant to the Securities Exchange Act of 1934.

       (c)      Not applicable.

Item 30.       Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.       Management Services

                  Not applicable.

Item 32. Undertakings

       (a), (b) & (c)    These undertakings were filed with Pre-Effective
                         Amendment No. 1 to  Registration Statement
                         No. 33-45776/811-6560.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 1998.


                                         IDS LIFE OF NEW YORK ACCOUNT SBS
                                                       (Registrant)

                                 By IDS Life Insurance Company of New York
                                                       (Sponsor)

                                 By /s/   Richard W. Kling*
                                          Richard W. Kling
                                          President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 1998.

Signature                                            Title

/s/  Richard W. Kling*                               Director, Chairman of the
     Richard W. Kling                                Board and President

/s/  John C. Boeder*                                 Director
     John C. Boeder

/s/  Roger C. Corea*                                 Director
     Roger C. Corea

/s/  Charles A. Cuccinello*                          Director
     Charles A. Cuccinello

/s/  Milton R. Fenster*                              Director
     Milton R. Fenster

/s/  Darlene S. Farron*                              Treasurer
     Darlene S. Farron

/s/  Robert A. Hatton*                               Director, Vice President
     Robert A. Hatton                                and Chief Operating Officer

/s/  Edward Landes*                                  Director
     Edward Landes

Signature                                            Title

/s/  Thomas V. Nicolosi*                             Director
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                              Director
     Steven P. Norman

/s/  Carl Platou*                                    Director
     Carl Platou

/s/  Gordon H. Ritz*                                 Director
     Gordon H. Ritz

/s/  Richard M. Starr*                               Director
     Richard M. Starr

/s/  Michael R. Woodward*                            Director
     Michael R. Woodward


*Signed   pursuant  to  Power  of  Attorney,   dated  March  26,   1997,   filed
electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-45776 by:



--------------------------
Colin M. Lancaster

                                CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.